UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 E. Michigan St.
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period: February 28, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report
February 28, 2015

VIDENT INTERNATIONAL EQUITY FUND
Ticker: VIDI

VIDENT CORE US EQUITY FUND
Ticker: VUSE

VIDENT CORE US BOND STRATEGY FUND
Ticker: VBND

VIDENT FUNDS

VIDENT INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
As of February 28, 2015 (Unaudited)

	Percentage of		Percentage of
Country	Net Assets	Country	Net Assets
Japan	5.7%	Philippines	2.5%
Hong Kong	5.2%	Poland	2.5%
Malaysia	5.1%	Australia	2.4%
China	4.5%	Colombia	2.4%
Republic of Korea	4.1%	Mexico	2.4%
Singapore	4.1%	Peru	2.3%
Taiwan	4.1%	United Kingdom	2.2%
India	3.6%	Brazil	2.1%
Indonesia	3.6%	Germany	2.1%
Thailand	2.8%	Austria	2.0%
South Africa	2.7%	Spain	2.0%
Sweden	2.7%	France	1.9%
Belgium	2.6%	Ireland	1.9%
Netherlands	2.6%	Italy	1.8%
Switzerland	2.6%	Turkey	1.8%
Canada	2.5%	Russian Federation	1.5%
Chile	2.5%	Short-term investments
Israel	2.5%	and other assets in
New Zealand	2.5%	excess of liabilities	0.2%
		Total	100.0%

VIDENT CORE US EQUITY FUND

PORTFOLIO ALLOCATION
As of February 28, 2015 (Unaudited)

Percentage of
Sector	Net Assets
Information Technology	18.7%
Financials	17.6%
Healthcare	13.8%
Consumer Discretionary	13.2%
Industrials	10.8%
Energy	9.0%
Consumer Staples	8.4%
Materials	3.5%
Utilities	2.8%
Telecommunication Services	1.9%
Short-term investments and other assets in excess of liabilities	0.3%
Total	100.0%

VIDENT CORE US BOND STRATEGY FUND

PORTFOLIO ALLOCATION
As of February 28, 2015 (Unaudited)

Percentage of
Asset Type	Net Assets
U.S. Government Notes/Bonds	45.7%
Mortgage Backed Securities	31.7%
Corporate Bonds	14.8%
U.S. Government Agency Issue	7.0%
Asset Backed Securities	0.1%
Short-term investments and other assets in excess of liabilities	0.7%
Total	100.0%

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS – 95.7%

	Australia – 2.4%
109,301	AGL Energy Ltd	$1,285,392
121,533	Amcor Ltd	1,297,238
296,987	Aurizon Holdings Ltd	1,097,674
45,073	BHP Billiton Ltd	1,185,158
138,555	Brambles Ltd	1,201,766
16,620	Commonwealth Bank of Australia	1,193,757
16,776	CSL Ltd	1,209,157
232,923	Insurance Australia Group Ltd	1,110,241
22,593	Macquarie Group Ltd	1,286,287
125,704	Origin Energy Ltd	1,199,333
21,153	Rio Tinto Ltd	1,064,633
269,825	Sydney Airport	1,087,945
261,060	Telstra Corporation Ltd	1,299,435
161,289	Transurban Group	1,153,190
194,105	Westfield Corporation	1,487,923
		18,159,129
	Austria – 2.0%
27,720	Andritz AG	1,599,076
104,579	BUWOG AG+	2,325,273
66,592	Ca Immobilien Anlagen AG	1,358,488
77,920	Erste Group Bank AG	2,042,128
596,241	IMMOFINANZ AG*	1,819,509
33,572	Oesterreichische Post AG	1,656,209
81,821	Raiffeisen Bank International AG+	1,236,077
38,077	Voestalpine AG	1,488,361
87,497	Wienerberger AG	1,370,782
		14,895,903
	Belgium – 2.6%
36,521	Ageas	1,315,765
21,018	Anheuser-Busch InBev NV	2,674,231
78,368	Belgacom SA	2,947,943
61,421	Colruyt SA	2,875,093
27,143	Delhaize Group SA	2,435,404
14,104	Groupe Bruxelles Lambert SA	1,234,388

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Belgium (Continued)
22,661	KBC Groep NV	$1,374,946
9,486	Solvay SA	1,409,705
27,459	UCB SA	2,100,247
31,672	Umicore SA	1,382,429
		19,750,151
	Brazil – 1.7%
435,000	AMBEV SA	2,810,356
280,700	BM&FBovespa SA	992,771
56,700	BRF SA	1,286,898
154,600	CCR SA	907,858
65,800	Cielo SA	1,036,343
195,600	Embraer SA	1,715,699
426,300	Petrol Brasileiros SA	1,437,143
316,700	Tim Participacoes SA	1,329,833
53,600	Ultrapar Participacoes SA	1,124,963
		12,641,864
	Canada – 2.5%
19,300	Bank Of Nova Scotia*	1,031,464
24,400	Canadian National Railway Company*	1,685,417
37,573	Canadian Natural Resources Ltd*	1,092,836
5,400	Canadian Pacific Railway Ltd*	1,011,231
33,300	Canadian Utilities Ltd*	1,106,803
21,400	Enbridge, Inc.*+	995,106
1,900	Fairfax Financial Holdings Ltd*	997,040
42,300	Goldcorp, Inc.*	931,541
18,928	Intact Financial Corporation*+	1,361,950
91,300	Manulife Financial Corporation*+	1,589,954
35,300	National Bank Of Canada*	1,358,518
33,500	Pembina Pipeline Corporation*+	1,071,378
28,000	Potash Corp of Saskatchewan, Inc.*	1,004,560
51,300	Shaw Communications, Inc.*+	1,190,065
43,000	Suncor Energy, Inc.*+	1,290,929
26,300	TransCanada Corporation*	1,152,689
		18,871,481

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Chile – 2.5%
3,261,860	Aguas Andinas SA	$1,940,692
20,392,135	Banco Santande Chile	1,071,087
483,176	Cencosud SA	1,196,341
3,924,307	Colbun SA	1,103,368
112,725	Compania Cervecerias Unidas SA	1,069,476
99,499,675	CorpBanca SA	1,203,423
851,211	Empresa Nacional de Electricidad SA	1,280,324
448,594	Empresas CMPC SA	1,168,876
97,405	Empresas COPEC SA	1,143,360
7,789,465	Enersis SA	2,563,014
110,839	ENTEL Chile SA	1,167,102
111,689	Latam Airlines Group SA*	1,189,320
215,947	SACI Falabella	1,570,069
43,831	Sociedad Quimica y Minera de CV	1,127,518
		18,793,970
	China – 4.5%
2,958,000	Agricultural Bank of China Ltd	1,468,359
6,791	Baidu Inc. – ADR,*	1,383,666
3,686,305	Bank Of China Ltd	2,119,823
1,806,539	Bank Of Communication Company Ltd	1,558,285
2,132,000	China Communications Services Corporation Ltd	978,612
3,158,000	China Construction Bank Corporation	2,626,305
2,028,000	China Everbright Bank Company Ltd	1,069,460
353,275	China Life Insurance Company Ltd	1,514,530
218,000	China Mengniu Dairy Company Ltd	983,780
578,000	China Merchants Bank Company Ltd	1,319,090
810,500	China Minsheng Banking Corporation Ltd	979,188
225,200	China Pacific Insurance Group Company Ltd	1,175,971
1,424,969	China Petroleum & Chemical Corporation	1,194,242
324,000	CITIC Securities Company Ltd	1,148,818
1,111,000	CNOOC Ltd	1,595,779
158,000	ENN Energy Holdings Ltd	838,302
3,222,000	Industrial & Commercial Bank of China	2,351,340
902,000	Jiangsu Expressway Company Ltd	1,112,992
635,000	Jiangxi Copper Company Ltd	1,084,014
35,310	Mindray Medical International Ltd – ADR	997,861

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	China (Continued)
1,244,000	PetroChina Company Ltd	$1,443,565
161,844	Ping An Insurance Group Company of China Ltd	1,799,820
207,200	Sands China Ltd	945,728
154,000	Tsingtao Brewery Company Ltd	973,942
430,000	ZTE Corporation	958,044
		33,621,516
	Colombia – 2.4%
173,564	Almacenes Exito SA	1,714,830
110,944	Banco Davivienda SA	1,171,580
142,034	Bancolombia SA	1,424,899
437,321	Cementos Argos SA	1,567,374
116,297	Corp Financiera Colombiana SA	1,744,478
2,137,883	Ecopetrol SA	1,783,012
217,998	Grupo Argos SA	1,656,801
135,160	Grupo de Inversiones	1,894,422
245,717	Grupo Nutresa SA	2,380,530
1,993,837	Isagen SA ESP	2,328,825
		17,666,751
	France – 1.9%
9,491	Air Liquide SA	1,254,322
24,309	Airbus Group NV	1,505,133
49,583	AXA SA	1,258,967
18,062	BNP Paribas SA	1,052,852
23,638	Cie de Saint-Gobain+	1,064,295
17,280	Danone	1,205,280
55,944	Orange SA	1,020,442
8,173	Pernod Ricard SA	969,013
14,297	Publicis Groupe SA	1,165,845
17,576	Sanofi	1,724,911
13,640	Schneider Electric SA	1,098,685
23,335	Total SA	1,259,555
		14,579,300
	Germany – 2.1%
6,137	Allianz SE	1,027,389
11,842	BASF SE	1,135,010

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Germany (Continued)
11,118	Bayer AG	$1,642,904
9,655	Bayerische Motoren Werke AG	1,220,894
17,528	Daimler AG	1,696,859
31,856	Deutsche Bank AG	1,047,168
28,102	Deutsche Post AG	956,943
74,374	Deutsche Telekom AG	1,387,407
18,302	Fresenius Medical Care AG & Company KGaA	1,498,576
19,086	Fresenius SE & Company KGaA	1,093,106
4,965	Linde AG	1,010,090
14,677	SAP SE	1,032,097
8,733	Siemens AG	975,502
		15,723,945
	Hong Kong – 5.0%
480,400	AIA Group Ltd	2,827,595
333,000	Bank Of East Asia Ltd	1,369,646
129,000	Beijing Enterprise Holdings Ltd	958,044
73,000	Cheung Kong Holdings Ltd	1,444,790
168,000	Cheung Kong Infrastructure Holdings Ltd	1,432,889
221,000	China Mobile Ltd	3,003,352
388,000	China Overseas Land & Investment Ltd	1,183,140
470,275	China Resources Enterprise Ltd	981,079
23,333	China Resources Land Ltd	61,975
614,000	China Unicom Hong Kong Ltd	1,033,915
144,500	CLP Holdings Ltd	1,299,527
210,000	Galaxy Entertainment Group Ltd	1,066,814
3,286,000	Hanergy Thin Film Power Group Ltd+	1,915,047
319,000	Hang Lung Properties Ltd	904,871
180,200	Henderson Land Development Company Ltd	1,231,414
106,000	Hengan International Group Company	1,215,697
620,000	Hong Kong & China Gas Company Ltd	1,398,953
65,100	Hong Kong Exchanges and Clearing Ltd	1,502,476
86,000	Hutchison Whampoa Ltd	1,177,596
746,000	Lenovo Group Ltd	1,150,385
924,333	New World Development Company Ltd	1,090,493
122,500	Power Assets Holdings Ltd	1,260,412
670,000	Sino Land Company Ltd+	1,095,387

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Hong Kong (Continued)
77,000	Sun Hung Kai Properties Ltd	$1,207,251
295,500	Techtronic Industries Company Ltd	1,022,999
106,802	Tencent Holdings Limited	1,871,424
440,000	Tingyi Cayman Island Holding Corporation	1,106,269
122,000	Wharf Holdings Ltd	889,541
203,000	Wheelock and Company Ltd	1,088,837
		37,791,818
	India – 1.1%
28,234	Axis Bank Ltd – GDR (a)	1,300,176
138,048	ICICI Bank Ltd – ADR	1,608,259
47,935	Infosys Ltd – ADR	1,759,694
39,729	Larsen & Toubro Ltd (a)	1,148,168
33,309	Mahindra & Mahindra Ltd (a)	694,493
38,356	Reliance Industries Ltd (b)	1,070,132
17,674	Tata Motors Ltd – ADR	869,914
		8,450,836
	Indonesia – 3.6%
13,033,100	Adaro Energy Tbk	968,029
3,361,700	Astra International Tbk PT	2,041,729
2,373,000	Bank Central Asia Tbk PT	2,588,727
1,894,400	Bank Mandiri Persero Tbk PT	1,758,824
2,667,000	Bank Negara Indonesia Persero	1,418,617
2,076,500	Bank Rakyat Indonesia Persero Tbk PT	2,068,467
223,853	Gudang Garam Tbk PT	925,288
564,800	Indocement Tunggal Prakarsa Tbk PT	1,050,943
858,000	Indofood CBP Sukses Makmur Tbk PT	949,277
1,866,800	Indofood Sukses Makmur Tbk PT	1,068,806
1,871,500	Jasa Marga Persero Tbk PT	1,028,058
8,378,600	Kalbe Farma Tbk PT	1,170,087
3,189,300	Perusahaan Gas Negara Persero	1,283,123
1,066,500	Semen Indonesia Persero Tbk PT	1,227,403
9,752,900	Telekomunikasi Indonesian Persero Tbk PT	2,214,682
2,571,800	Tower Bersama Infrustructure Tbk PT	1,845,528
389,800	Unilever Indonesia Tbk PT	1,085,710
861,700	United Tractors Tbk PT	1,383,387

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Indonesia (Continued)
2,941,200	XL Axiata Tbk PT	$1,091,145
		27,167,830
	Ireland – 1.9%
21,944	Alkermes PLC*	1,541,566
4,088,239	Bank Of Ireland*	1,555,472
74,969	CRH PLC	2,123,767
88,721	Glanbia PLC	1,618,308
7,999	Jazz Pharmaceuticals PLC*	1,360,550
22,041	Kerry Group PLC	1,603,215
20,303	Paddy Power PLC	1,533,597
30,509	Ryanair Holdings PLC – ADR	1,932,745
39,587	Smurfit Kappa Group PLC	1,109,040
		14,378,260
	Israel – 2.5%
353,348	Bank Leumi Le-Israel BM*	1,227,663
808,889	Bezeq The Israeli Telecommunication Corporation Ltd	1,297,163
33,929	Check Point Software Technology Ltd*	2,832,732
23,150	Elbit Systems Ltd+	1,484,850
140,452	Israel Chemicals Ltd	981,960
913,650	Israel Discount Bank Ltd*	1,459,198
6,202,834	Isramco Negev 2 LP*	1,029,277
20,312	Mellanox Technologies Ltd*	967,664
122,357	Mizrahi Tefahot Bank Ltd*	1,270,120
37,245	NICE Systems Ltd	2,159,835
9,011	Taro Pharmaceutical Industries Ltd*	1,361,202
53,511	Teva Pharmaceutical Industries Ltd	3,002,349
		19,074,013
	Italy – 1.8%
49,838	Assicurazioni Generali SpA	1,026,185
44,949	Atlantia SpA	1,184,060
297,947	Enel SpA	1,373,006
82,096	Eni SpA	1,532,375
516,528	Intesa Sanpaolo SpA	1,724,804
30,506	Luxottica Group SpA	1,882,686
243,118	Snam SpA	1,230,254

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Italy (Continued)
864,779	Telecom Italia SpA*+	$1,031,595
244,768	Terna Rete Elettrica Nazionale SpA	1,103,842
200,197	Unicredit SpA	1,331,854
		13,420,661
	Japan – 5.7%
50,000	Ajinomoto Company, Inc.	960,084
242,000	Asahi Glass Company Ltd	1,525,333
36,463	Canon, Inc.	1,185,409
38,325	FUJIFILM Holdings Corporation	1,320,751
10,259	Hirose Electric Company Ltd	1,347,284
162,000	Hitachi Ltd	1,107,762
57,800	Honda Motor Company	1,908,306
37,825	Hoya Corporation	1,526,438
29,486	Kao Corporation	1,318,705
93,769	Kirin Holdings Company Ltd	1,226,346
27,838	Kyocera Corporation	1,405,804
14,414	Lawson, Inc.	942,257
199,400	Marubeni Corporation	1,225,154
191,000	Mitsubishi Heavy Industries	1,058,104
268,027	Mitsubishi UFJ Financial Group, Inc.	1,742,484
576,969	Mizuho Financial Group, Inc.	1,063,504
17,252	Nippon Telephone and Telegraph Corporation	1,070,093
5,154	Oriental Land Company Ltd	1,388,618
282,717	Osaka Gas Company Ltd	1,166,082
31,772	Otsuka Holdings Company Ltd	952,031
25,940	Seven & I Holdings Company Ltd	991,737
15,167	Shin-etsu Chemical Company Ltd	1,040,041
116,800	Sumitomo Corporation	1,283,946
115,300	Sumitomo Electric Industries Ltd	1,494,924
31,482	Sumitomo Mitsui Financial Group Ltd	1,252,569
35,800	Suzuki Motor Corporation	1,131,235
26,286	Takeda Pharmaceutical Company Ltd	1,345,448
326,000	Tobu Railway Company Ltd	1,618,759
221,000	Tokyo Gas Company Ltd	1,345,306
62,000	Toyota Motor Corporation	4,178,942

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Japan (Continued)
49,600	Toyota Tsusho Corporation	$1,374,495
		42,497,951
	Malaysia – 5.1%
633,400	AMMB Holdings Bhd	1,123,037
1,066,200	Axiata Group Bhd	2,118,200
80,900	British American Tobacco Malaysia Bhd	1,551,107
1,198,700	CIMB Group Holdings Bhd	1,978,986
735,300	DiGi.com Bhd	1,295,548
972,700	Gamuda Bhd	1,419,645
614,400	Genting Bhd	1,508,724
1,106,800	Genting Malaysia Bhd	1,262,194
1,320,200	IHH Healthcare Bhd	2,040,376
797,800	IJM Corporation Bhd	1,589,402
898,900	IOI Corporation Bhd	1,174,756
178,200	Kuala Lumpur Kepong Bhd	1,122,403
600,300	Malayan Banking Bhd	1,532,397
670,700	Malaysia Airports Holdings Bhd	1,367,826
606,300	Maxis Bhd	1,186,020
175,200	Petronas Gas Bhd	1,121,008
390,040	Public Bank Bhd	1,982,667
625,700	RHB Capital Bhd	1,381,957
1,273,300	SapuraKencana Petroleum Bhd	1,006,910
736,300	Sime Darby Bhd	1,906,126
863,400	Telekom Malaysia Bhd	1,705,718
650,700	Tenaga Nasional Bhd	2,657,687
2,520,100	UEM Sunrise Bhd	992,936
500,391	UMW Holdings Bhd	1,538,383
2,941,800	YTL Corporation Bhd	1,346,828
		37,910,841
	Mexico – 2.1%
708,074	Alfa SAB de CV*	1,534,496
2,387,900	America Movil SAB de CV	2,556,265
217,800	Arca Continental SAB de CV*	1,384,495
122,800	Coca-Cola Femsa SAB de CV	1,058,741
411,900	Grupo Bimbo SAB de CV*	1,156,162

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Mexico (Continued)
332,800	Grupo Financiero Banorte SAB de CV	$1,800,943
368,300	Grupo Financiero Inbursa SAB de CV	1,027,120
508,600	Grupo Mexico SAB de CV	1,548,202
520,400	Kimberly-Clark de Mexico SAB de CV	1,055,268
89,200	Promotora y Operadora de Infraestructura SAB de CV*	1,072,611
697,400	Wal-Mart de Mexico SAB de CV	1,711,322
		15,905,625
	Netherlands – 2.6%
18,411	Akzo Nobel NV	1,368,020
14,041	ASML Holding NV	1,517,984
72,996	Fiat Chrysler Automobiles NV*	1,126,446
19,886	Heineken NV	1,554,171
148,210	ING Groep NV*	2,214,974
91,996	Koninklijke Ahold NV	1,725,916
496,674	Koninklijke KPN NV	1,696,302
43,753	Koninklijke Philips NV	1,310,700
61,249	Reed Elsevier NV	1,521,595
64,986	Unilever NV+	2,828,893
139,771	Yandex NV*	2,299,233
		19,164,234
	New Zealand – 2.5%
469,605	Auckland International	1,545,162
261,545	Contact Energy Ltd	1,222,607
687,712	Fisher & Paykel Healthcare Corporation	3,563,275
278,497	Fletcher Building Ltd	1,820,063
546,589	Mighty River Power NPV	1,413,966
237,372	Ryman Healthcare Ltd	1,459,729
271,957	SKY Network Television Ltd	1,151,968
458,209	SKYCITY Entertainment Group Ltd	1,382,893
819,121	Spark New Zealand Ltd	2,026,040
478,984	Trade Me Group Ltd+	1,384,001
411,641	Z Energy Ltd	1,478,987
		18,448,691
	Peru – 2.3%
1,440,075	Alicorp SAA	2,723,271

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Peru (Continued)
855,174	Cementos Pacasmayo SAA	$1,430,588
20,800	Credicorp Ltd	3,020,576
3,708,576	Ferreycorp SAA	1,726,313
851,392	Grana y Montero SA	1,577,009
73,752	InRetail Peru Corporation* (b)	1,165,282
75,678	Intercorp Financial Services, Inc. (a)	2,217,365
736,589	Minsur SA	357,163
1,631,047	Union Andina de Cementos SAA	1,159,949
9,840,416	Volcan Cia Minera SAA	1,908,599
		17,286,115
	Philippines – 2.5%
78,010	Ayala Corporation	1,268,614
1,730,200	Ayala Land Inc.	1,422,539
587,781	BDO Unibank, Inc.	1,479,784
5,449,300	Energy Development Corporation	1,093,815
57,605	GT Capital Holdings, Inc.	1,541,708
527,800	International Container Terminal Services, Inc.	1,341,946
954,050	JG Summit Holdings, Inc.	1,449,792
10,926,043	Metro Pacific Investments Corporation	1,338,186
32,581	Philippine Long Distance Telephone Company	2,336,610
346,416	Security Bank Corporation	1,257,123
78,930	SM Investments Corporation	1,575,378
2,323,800	SM Prime Holdings Ltd	1,041,467
307,430	Universal Robina Corporation	1,520,067
		18,667,029
	Poland – 2.5%
121,720	Asseco Poland SA+	1,776,455
26,692	Bank Pekao SA	1,336,094
13,095	Bank Zachodni WBK SA	1,183,437
217,647	Cyfrowy Polsat SA	1,413,853
44,722	KGHM Polska Miedz SA	1,459,828
37,084	Lubelski Wegiel Bogdanka SA	973,607
726,016	Orange Polska SA	1,933,118
282,382	PGE Polska Grupa Energetyczna SA	1,578,417
90,455	Polski Koncern Naftowy Orlen SA	1,332,600
841,301	Polskie Gornictwo Naftowe i Gazownictwo SA	1,141,601

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Poland (Continued)
208,923	Powszechna Kasa Oszczednosci Bank Polski SA	$1,837,379
13,701	Powszechny Zaklad Ubezpieczen SA	1,806,299
912,128	Tauron Polska Energia SA	1,205,721
		18,978,409
	Republic of Korea – 4.1%
555	Amorepacific Corporation	1,443,693
12,680	Coway Company Ltd	995,869
4,711	E-Mart Company Ltd	920,696
34,226	Hana Financial Group, Inc.	938,638
23,685	Hankook Tire Company Ltd	1,035,834
5,405	Hyundai Mobis Company Ltd	1,228,689
9,088	Hyundai Motor Company	1,328,982
34,868	Kangwon Land, Inc.	1,080,144
36,195	KB Financial Group, Inc.	1,286,142
21,460	Kia Motors Corporation	889,645
28,406	Korea Aerospace Industries Ltd	1,304,417
39,450	Korea Electric Power Corporation	1,606,683
40,828	KT Corporation*	1,138,296
15,888	KT&G Corporation	1,158,070
18,948	LG Electronics, Inc.	1,066,909
1,630	Naver Corporation	981,668
8,356	POSCO	2,036,563
20,374	Samsung C&T Corporation	1,124,928
2,625	Samsung Electronics Company Ltd	3,245,524
3,875	Samsung Fire & Marine Insurance Company Ltd	900,301
10,671	Samsung Life Insurance Company Ltd	968,367
33,992	Shinhan Financial Group Company Ltd	1,353,424
31,748	SK Hynix, Inc.	1,347,963
4,480	SK Telecom Company Ltd	1,169,441
		30,550,886
	Russian Federation – 1.5%
321,158	Gazprom OAO	1,602,578
38,638	LUKOIL OAO	1,870,079
21,820	Magnit PJSC (a)	1,040,159
81,622	MMC Norilsk Nickel OJSC	1,475,726

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Russian Federation (Continued)
12,490	NovaTek OAO (a)	$1,047,287
321,670	Sberbank of Russia	1,635,049
227,928	Surgutneftegas OAO	1,266,140
37,155	Tatneft OAO	1,175,213
		11,112,231
	Singapore – 3.5%
27,662	Avago Technologies Ltd	3,530,224
514,800	CapitaLand Ltd	1,356,079
838,300	ComfortDelGro Corporation Ltd	1,808,418
124,600	DBS Group Holdings Ltd	1,789,208
1,159,300	Genting Singapore PLC	837,884
585,300	Global Logistic Properties Ltd	1,112,321
2,964,800	Golden Agri-Resources Ltd	881,054
2,504,000	Hutchison Port Holdings Trust	1,740,280
188,900	Keppel Corporation Ltd	1,212,808
1,397,600	Noble Group Ltd	999,861
171,300	Oversea-Chinese Banking Corporation Ltd	1,317,257
282,900	Sembcorp Industries Ltd	878,062
152,500	Singapore Airlines Ltd	1,342,774
288,600	Singapore Exchange Ltd	1,732,214
696,300	Singapore Press Holdings Ltd	2,089,641
452,400	Singapore Technologies Engineering Ltd	1,165,149
411,200	Singapore Telecommunications Ltd	1,273,261
71,600	United Overseas Bank Ltd	1,212,028
		26,278,523
	South Africa – 2.7%
94,157	AngloGold Ashanti Ltd*	1,058,232
27,587	Aspen Pharmacare Holdings Ltd	978,486
70,799	Barclays Africa Group Ltd+	1,169,596
37,742	Bidvest Group Ltd	1,040,659
271,596	Gold Fields Ltd	1,263,172
289,986	Life Healthcare Group Holdings Ltd	1,125,990
81,339	MTN Group Ltd+	1,440,697
19,783	Naspers Ltd	2,903,479
42,711	Nedbank Group Ltd	936,556
331,256	Netcare Ltd	1,166,132

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	South Africa (Continued)
55,356	Remgro Ltd	$1,314,328
213,923	Sanlam Ltd	1,386,241
30,123	Sasol Ltd	1,094,049
79,328	Standard Bank Group Ltd	1,037,013
202,896	Steinhoff International Holdings+	1,169,915
127,490	Woolworths Holdings Ltd	982,525
		20,067,070
	Spain – 2.0%
59,963	Amadeus It Holding SA	2,472,680
155,909	Banco Bilbao Vizcaya Argentari SA	1,566,732
396,043	Banco de Sabadell SA	1,088,030
228,697	Banco Popular Espanol SA	1,052,863
305,042	Banco Santander SA	2,230,075
148,433	Iberdrola SA	1,014,391
55,257	Inditex SA	1,736,636
61,636	Repsol SA	1,191,516
145,268	Telefonica SA	2,258,789
		14,611,712
	Sweden – 2.7%
23,464	Assa Abloy AB	1,408,628
41,134	Atlas Copco AB	1,326,728
151,488	Ericsson	1,964,238
54,557	Hennes & Mauritz AB	2,380,693
39,491	Hexagon AB	1,426,261
32,946	Investment AB Kinnevik	1,109,265
33,439	Investor AB	1,330,421
98,779	Nordea Bank AB	1,332,930
68,406	Skanska AB	1,705,842
50,827	SKF AB	1,280,277
21,294	Svenska Handelsbanken AB	1,072,746
46,923	Swedbank AB	1,221,338
204,245	TeliaSonera AB	1,297,202
107,098	Volvo AB	1,292,318
		20,148,887

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Switzerland – 2.6%
89,059	ABB Ltd	$1,910,376
19,738	Cie Financiere Richemont SA	1,739,122
81,434	Credit Suisse Group AG	1,987,695
24,533	Nestle SA	1,914,570
32,795	Novartis AG	3,352,255
4,296	Swatch Group AG	1,957,950
15,439	Swiss Re AG	1,419,446
5,989	Syngenta AG	2,109,515
111,244	UBS Group AG	1,954,515
4,473	Zurich Insurance Group AG	1,430,084
		19,775,528
	Taiwan – 4.1%
2,040,000	Asia Pacific Telecom Company Ltd	993,854
730,450	Cathay Financial Holding Company Ltd	1,111,782
1,680,960	China Steel Corporation	1,397,009
528,953	Chunghwa Telecom Company Ltd	1,653,978
194,000	Delta Electronics, Inc.	1,254,004
1,654,000	Eva Airways Corporation*	1,211,336
3,257,830	First Financial Holding Company Ltd	1,924,303
553,000	Formosa Chemicals & Fibre Corporation	1,239,650
519,000	Formosa Plastic Corporation	1,280,767
701,000	Fubon Financial Holding Company Ltd	1,249,992
848,200	Hon Hai Precision Industry Company	2,352,435
85,142	MediaTek, Inc.	1,282,349
552,000	Nan Ya Plastics Corporation	1,198,739
838,566	Pou Chen Corporation	1,209,586
122,000	President Chain Store Corporation	947,874
665,000	Siliconware Precision Industries Company Ltd	1,183,681
3,871,450	Taiwan Cooperative Financial Holdings Company Ltd	1,990,891
407,000	Taiwan Mobile Company Ltd	1,393,170
820,000	Taiwan Semiconductor Manufacturing Company Ltd	3,929,629
1,107,686	Teco Electric & Machinery Company Ltd	1,133,963
673,000	Uni-President Enterprises Corporation	1,131,489
		31,070,481

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Thailand – 2.8%
124,800	Advanced Info Service PCL	$899,425
340,400	Bangkok Bank PCL	1,926,792
2,067,300	Bangkok Dusit Medical Services PCL	1,374,790
238,800	Bumrungrad Hospital PCL	1,148,574
757,900	Central Pattana PCL	1,031,475
1,488,600	Charoen Pokphand Foods PCL	1,100,450
475,042	Delta Electronics Thailand PCL	1,024,874
254,400	Kasikornbank PCL	1,707,541
1,617,100	Krung Thai Bank PCL+	1,140,423
3,456,660	Land & Houses PCL+	1,111,948
614,800	PTT Exploration & Production PCL	2,148,852
122,297	PTT PCL	1,297,491
445,542	Shin Corporation PCL	1,092,150
92,700	Siam Cement PCL	1,502,468
233,400	Siam Commercial Bank PCL	1,223,672
2,825,000	Thai Beverage PLC	1,451,003
		21,181,928
	Turkey – 1.7%
305,373	Akbank TAS	998,150
125,935	Anadolu Efes Biracilik Ve Malt Sanayii AS*+	1,029,086
67,612	BIM Birlesik Magazalar AS	1,266,698
441,264	Enka Insaat ve Sanayi AS	900,574
485,316	Eregli Demir ve Celik Fabrikal	816,372
226,462	Haci Omer Sabanci Holding AS	873,820
39,374	Tupras Turkiye Petrol Rafineri	831,834
240,586	Turk Hava Yollari*	867,901
287,110	Turkcell Iletisim Hizmetleri AS*+	1,504,961
355,693	Turkiye Garanti Bankasi AS	1,273,219
148,747	Turkiye Halk Bankasi AS	886,422
364,536	Turkiye Is Bankasi	913,992
422,025	Yapi ve Kredi Bankasi AS	780,562
		12,943,591
	United Kingdom – 2.2%
24,505	British American Tobacco PLC	1,430,811
226,793	Centrica PLC	855,380
78,635	Compass Group PLC	1,398,538

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	United Kingdom (Continued)
24,050	DCC PLC	$1,436,918
37,305	Diageo PLC	1,114,721
310,275	Legal & General Group PLC	1,338,858
84,043	National Grid PLC	1,150,364
11,294	Next PLC	1,306,849
83,372	Reed Elsevier PLC	1,439,024
33,494	Royal Dutch Shell PLC	1,140,460
48,195	SSE PLC	1,170,407
25,753	Unilever PLC	1,139,489
58,802	WPP PLC	1,393,498
		16,315,317
	TOTAL COMMON STOCKS
	(Cost $688,857,885)	717,902,477

EXCHANGE TRADED NOTES – 2.5%

	India – 2.5%
238,538	iPath MSCI India Index ETN*	18,555,871
	TOTAL EXCHANGE TRADED NOTES
	(Cost $13,629,249)	18,555,871

PREFERRED STOCKS – 0.4%

	Brazil – 0.4%
142,420	Itau Unibanco Holdings SA	1,831,204
139,600	Vale SA	910,258
		2,741,462
	TOTAL PREFERRED STOCKS
	(Cost $3,164,530)	2,741,462

REAL ESTATE INVESTMENT TRUSTS – 1.2%

	Hong Kong – 0.2%
207,500	Link Real Estate Investment Trust	1,324,331

	Mexico – 0.3%
618,500	Fibra Uno Administracion SA de CV	1,736,482

	Singapore – 0.6%
598,900	Ascendas Real Estate Investment	1,085,434

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

REAL ESTATE INVESTMENT TRUSTS (Continued)

	Singapore (Continued)
789,878	CapitaCommercial Trust	$1,022,955
843,800	CapitaMall Trust	1,306,393
855,800	Suntec Real Estate Investment Trust	1,227,640
		4,642,422
	Turkey – 0.1%
769,161	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	959,650
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $8,337,342)	8,662,885

RIGHTS – 0.0%#

	Taiwan – 0.0%#
469,078	Taiwan Cooperative Financial Holdings
	Company Ltd Rights, 14.58%	23,898

	Malaysia – 0.0%#
134,140	Malaysia Airports Holdings Bhd, 4.78%	70,346
	TOTAL RIGHTS (Cost $94,729)	94,244

Principal
Amount

SHORT-TERM INVESTMENTS – 2.4%#

GOVERNMENT AGENCY
REPURCHASE AGREEMENTS – 2.4%
$2,722,103	Citigroup Global Markets, Inc. – 0.080%,
	dated 02/27/2015, matures 03/02/2015,
	repurchase price $2,722,120 (collateralized
	by various government agency obligations:
	Total Value $2,776,545)^	2,722,103
2,722,103	HSBC Securities USA, Inc. – 0.050%,
	dated 02/27/2015, matures 03/02/2015,
	repurchase price $2,776,562 (collateralized
	by various government agency obligations:
	Total Value $2,776,551)^	2,722,103

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

SHORT-TERM INVESTMENTS (Continued)

GOVERNMENT AGENCY
REPURCHASE AGREEMENTS (Continued)
$4,223,798	JP Morgan Securities LLC – 0.080%,
	dated 02/27/2015, matures 03/02/2015,
	repurchase price $4,308,315 (collateralized
	by various government agency obligations:
	Total Value $4,308,287)^	$4,223,798
4,223,798	Mizuho Securities, Inc. – 0.080%,
	dated 02/27/2015, matures 03/02/2015,
	repurchase price $4,308,302 (collateralized
	by various government agency obligations:
	Total Value $4,308,274)^	4,223,798
4,223,798	RBC Capital Markets LLC – 0.080%,
	dated 02/27/2015, matures 03/02/2015,
	repurchase price $4,308,302 (collateralized
	by various government agency obligations:
	Total Value $4,308,274)^	4,223,798
	TOTAL GOVERNMENT AGENCY REPURCHASE
	AGREEMENTS (Cost $18,115,600)	18,115,600

GOVERNMENT NOTES & BONDS
REPURCHASE AGREEMENTS – 0.0%#
31,731	Barclays Capital – 0.050%,
	dated 02/27/2015, matures 03/02/2015,
	repurchase price $31,731 (collateralized
	by various government agency obligations:
	Total Value $32,365)^	31,731
	TOTAL GOVERNMENT NOTES & BONDS
	REPURCHASE AGREEMENTS (Cost $31,731)	31,731

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

SHORT-TERM INVESTMENTS (Continued)

MONEY MARKET FUNDS – 0.0%#
88,826	Short Term Investment Trust Liquid
	Assets Portfolio, 0.06% (c)	$88,826
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $88,826)
	TOTAL INVESTMENTS – 102.2%
	(Cost $732,319,892)	766,193,096
	Liabilities in Excess of Other Assets – (2.2%)	(16,778,113)
	NET ASSETS – 100.0%	$749,414,983

(a)
Restricted securities as defined in Regulation S under the Securities Act of 1933.  Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $7,497,648.

(b)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933.  Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines.  The value of those securities total $2,235,414.

(c)	Annualized seven-day yield as of February 28, 2015.
*	Non-income producing security.
+	All or a portion of this security is out on loan as of February 28, 2015. Total value of securities out on loan is $19,356,880.
#	Less than 0.05%.
^	Investments purchased with cash proceeds from securities lending. Total value of cash collateral is $18,147,331 as of February 28, 2015.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS – 94.9%

	Consumer Discretionary – 13.2%
16,776	Aarons, Inc.	$500,093
12,973	Abercrombie & Fitch Company	320,952
11,214	American Axle & Manufacturing Holdings, Inc.*	279,453
42,520	American Eagle Outfitters, Inc.	636,524
21,763	American Public Education, Inc.*	705,121
11,734	ANN, Inc.*	421,368
18,834	Apollo Education Group, Inc.*	520,760
41,419	Ascena Retail Group, Inc.*	555,015
17,382	Barnes & Noble, Inc.*	432,812
7,266	Bed Bath & Beyond, Inc.*	542,480
11,939	Best Buy, Inc.	454,876
10,462	Big Lots, Inc.	499,142
19,037	Boyd Gaming Corporation*	262,901
36,308	Bridgepoint Education, Inc.*	367,437
12,067	Brown Shoe, Inc.	362,010
8,588	Buckle, Inc.	431,976
6,574	Capella Education Company	426,127
30,867	Chico’s FAS, Inc.	562,705
10,975	Coach, Inc.	477,961
12,519	Comcast Corporation	743,378
18,048	Cooper-Standard Holding, Inc.*	978,382
4,807	Cracker Barrel Old Country Store, Inc.	726,001
32,169	Crocs, Inc.*	358,684
11,849	Dana Holding Corporation	258,901
9,752	Darden Restaurants, Inc.	624,128
8,293	Dick’s Sporting Goods, Inc.	448,568
8,373	Drew Industries, Inc.*	493,923
11,371	DSW, Inc.	428,573
9,986	Ethan Allen Interiors, Inc.	267,924
33,341	Express, Inc.*	460,773
19,307	Finish Line, Inc.	472,635
7,029	Foot Locker, Inc.	394,819
3,082	Fossil Group, Inc.*	265,083
46,940	Francesca’s Holdings Corporation*	703,631
15,102	GameStop Corporation	558,321
11,127	Gannett, Inc.	393,896

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
12,307	General Motors Company	$459,174
5,289	Genesco, Inc.*	388,371
5,456	Genuine Parts Company	524,213
713	Graham Holdings Company	703,289
17,623	H&R Block, Inc.	601,825
16,272	Haverty Furniture Companies, Inc.	375,070
11,533	Hibbett Sports, Inc.*	564,079
26,016	International Game Technology	464,125
14,244	International Speedway Corporation	441,991
20,756	Interval Leisure Group, Inc.	560,412
10,181	John Wiley & Sons, Inc.	658,303
41,430	K12, Inc.*	701,410
10,531	Kohls Corporation	777,188
8,958	La-Z-Boy, Inc.	223,502
3,628	Lear Corporation	395,162
19,647	Mattel, Inc.	517,109
13,320	McDonalds Corporation	1,317,348
12,618	Meredith Corporation	676,830
26,112	Modine Manufacturing Company*	338,412
19,487	New Media Investment Group, Inc.	481,329
34,003	New York Times Company	475,702
7,741	Omnicom Group, Inc.	615,719
7,116	Outerwall, Inc.	459,124
16,934	Overstock.com, Inc.*	384,741
6,336	Oxford Industries, Inc.	348,670
23,877	Penn National Gaming, Inc.*	388,956
7,350	PetSmart, Inc.	609,389
18,156	Pier 1 Imports, Inc.	218,961
2,286	Ralph Lauren Corporation	314,119
34,386	Regis Corporation*	551,551
64,601	Remy International, Inc.	1,477,425
15,568	Rent-A-Center, Inc.	429,677
13,606	Scholastic Corporation	503,558
9,652	Scripps Networks Interactive, Inc.	697,840
54,117	SeaWorld Entertainment, Inc.	1,014,153
8,408	Select Comfort Corporation*	269,897

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
44,864	Smith & Wesson Holding Corporation*	$607,010
17,088	Stage Stores, Inc.	366,025
7,754	Standard Motor Products, Inc.	325,048
13,888	Starz*	461,637
12,034	Steiner Leisure Ltd*	555,008
10,816	Sturm, Ruger & Company, Inc.	561,999
12,671	Target Corporation	973,513
4,921	Tenneco, Inc.*	286,599
8,606	The Childrens Place, Inc.	490,456
9,937	The Gap, Inc.	413,379
7,953	Thor Industries, Inc.	490,382
10,767	Tower International, Inc.*	291,463
7,978	Tupperware Brands Corporation	569,629
16,848	Urban Outfitters, Inc.*	656,398
22,803	Vera Bradley, Inc.*	455,832
11,718	Vista Outdoor, Inc.*	511,608
46,047	Weight Watchers International, Inc.*	521,713
18,807	Winnebago Industries, Inc.	436,510
		46,240,166
	Consumer Staples – 8.4%
21,439	Archer-Daniels-Midland Company	1,026,499
160,650	Avon Products, Inc.	1,367,132
16,018	Bunge Ltd.	1,309,952
13,899	Cal-Maine Foods, Inc.	523,019
91,725	Coty, Inc.	2,072,985
64,314	Flowers Foods, Inc.	1,391,755
37,785	Fresh Del Monte Produce, Inc.	1,330,410
29,840	Fresh Market, Inc.*	1,135,710
26,113	Herbalife Ltd	809,764
33,347	Ingles Markets, Inc.	1,441,924
11,155	Ingredion, Inc.	917,053
24,908	Kellogg Company	1,606,068
17,899	Lorillard, Inc.	1,224,650
17,966	Nu Skin Enterprises, Inc.	973,398
32,486	Pantry, Inc.*	1,192,236
13,764	Philip Morris International, Inc.	1,141,862

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Consumer Staples (Continued)
19,601	Pilgrim’s Pride Corporation	$537,655
17,107	Reynolds American, Inc.	1,293,631
16,907	Sanderson Farms, Inc.	1,440,646
237	Seaboard Corporation*	950,370
29,920	Universal Corporation	1,433,467
6,459	USANA Health Sciences, Inc.*	645,965
29,224	Wal-Mart Stores, Inc.	2,452,770
22,190	Whole Foods Market, Inc.	1,253,513
		29,472,434
	Energy – 9.0%
21,802	Alliance Holdings GP LP	1,145,695
18,954	Alliance Resource Partners	749,631
37,946	Alon USA Energy, Inc.	528,967
55,406	Alon USA Partners LP	998,416
5,490	Anadarko Petroleum Corporation	462,423
7,883	Apache Corporation	519,017
30,874	Bill Barrett Corporation*	309,975
34,720	C&J Energy Services, Inc.*	473,234
10,627	Cameron International Corporation*	500,319
11,139	CARBO Ceramics, Inc.	405,905
22,162	Chesapeake Energy Corporation	369,662
6,773	Chevron Corporation	722,544
9,949	ConocoPhillips	648,675
27,853	Contango Oil & Gas Company*	655,381
95,571	CVR Refining LP	1,859,812
16,294	Delek US Holdings, Inc.	607,440
54,669	Denbury Resources, Inc.	459,220
38,958	Diamond Offshore Drilling, Inc.	1,185,492
36,695	EV Energy Partners LP	556,296
225,485	EXCO Resources, Inc.	473,518
28,863	Forum Energy Technologies, Inc.*	563,694
26,438	Global Partners LP	1,050,910
20,502	Green Plains, Inc.	476,671
18,463	Gulfmark Offshore, Inc.	303,532
10,421	Halliburton Company	447,478
22,263	Helix Energy Solutions Group, Inc.*	343,741

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Energy (Continued)
6,414	Hess Corporation	$481,563
17,168	HollyFrontier Corporation	755,220
155,662	ION Geophysical Corporation*	354,909
94,774	Kosmos Energy Ltd*	851,071
43,354	LinnCo LLC	478,195
16,386	Marathon Oil Corporation	456,514
6,657	Marathon Petroleum Corporation	698,985
12,190	Murphy Oil Corporation	620,349
60,246	Natural Resource Partners LP	477,751
13,557	Newfield Exploration Company*	447,788
42,088	Newpark Resources, Inc.*	398,573
25,789	Noble Corporation PLC	429,129
27,969	Northern Tier Energy LP	686,639
8,460	Occidental Petroleum Corporation	658,865
21,803	Patterson-UTI Energy, Inc.	407,389
31,707	PBF Energy, Inc.	988,307
22,939	QEP Resources, Inc.	492,730
11,126	REX American Resources Corporation*	604,809
253,379	SandRidge Energy, Inc.*	448,481
9,112	SM Energy Company	442,114
28,427	Southwestern Energy Company*	712,949
7,987	Tesoro Corporation	733,526
32,473	Transocean Ltd	523,789
13,318	Unit Corporation*	406,732
11,444	Valero Energy Corporation	705,980
45,945	W&T Offshore, Inc.	274,292
9,636	Whiting Petroleum Corporation*	325,986
		31,680,283
	Financials – 12.8%
4,119	ACE Ltd	469,607
1,133	Alleghany Corporation*	535,388
6,443	Allstate Corporation	454,876
11,484	Ambac Financial Group, Inc.*	285,837
13,261	American Equity Investment Life Holding Company	377,806
4,921	American National Insurance Company	515,475
12,434	AmTrust Financial Services, Inc.	670,193

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Financials (Continued)
9,821	Argo Group International Holdings Ltd	$470,515
13,777	Arlington Asset Investment Corporation	344,287
11,905	Aspen Insurance Holdings Ltd	545,844
21,167	Associated Banc-Corporation	394,553
6,075	Assurant, Inc.	372,215
12,181	Assured Guaranty Ltd	323,040
31,669	Astoria Financial Corporation	415,497
10,326	Axis Capital Holdings Ltd	535,197
18,257	Bank Of America Corporation	288,643
18,611	Berkshire Hills Bancorp, Inc.	496,541
52,469	Brookline Bancorp, Inc.	507,900
4,387	Capital One Financial Corporation	345,301
51,040	Capitol Federal Financial, Inc.	633,406
15,470	Carlyle Group LP	399,899
23,458	Cash America International, Inc.	506,224
8,758	Cincinnati Financial Corporation	462,072
6,283	Citigroup, Inc.	329,355
5,805	CME Group, Inc.	556,874
10,832	CNA Financial Corporation	453,103
18,830	CNO Financial Group, Inc.	306,176
8,618	Comerica, Inc.	394,532
14,744	Community Trust Bancorp, Inc.	481,244
26,360	Compass Diversified Holdings	434,940
28,861	Dime Community Bancshares, Inc.	449,077
30,408	Ellington Financial LLC	622,756
18,364	Employers Holdings, Inc.	433,207
7,928	Endurance Specialty Holdings Ltd.	503,983
5,469	Erie Indemnity Company	475,311
3,208	Everest Re Group Ltd	569,195
34,986	Ezcorp, Inc.*	365,254
30,799	F.N.B Corporation	395,151
7,452	FBL Financial Group, Inc.	431,024
19,327	Fifth Third Bancorp	374,171
40,444	First Commonwealth Financial Corporation	342,965
28,434	First Horizon National Corporation	406,322
18,443	First Merchants Corporation	416,074

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Financials (Continued)
62,475	First Niagara Financial Group, Inc.	$553,528
22,833	FirstMerit Corporation	414,419
24,489	Forestar Group, Inc.*	352,152
32,813	Fulton Financial Corporation	397,037
41,814	Genworth Financial, Inc.*	324,058
30,435	Green Dot Corporation*	472,047
18,540	Hancock Holding Company	542,666
40,539	Home Loan Servicing Solutions Ltd	746,323
13,295	Horace Mann Educators Corporation	428,498
6,514	Infinity Property & Casualty Corporation	505,161
13,243	International Bancshares Corporation	327,897
6,062	JPMorgan Chase & Company	371,479
33,517	KCG Holdings, Inc.*	421,644
11,180	Kemper Corporation	411,424
26,865	KeyCorp	374,229
14,097	Leucadia National Corporation	334,522
39,589	Maiden Holdings Ltd	566,519
30,920	MBIA, Inc.*	278,280
8,977	Mercury General Corporation	489,516
8,857	Morgan Stanley	316,992
36,895	National Penn Bancshares, Inc.	395,883
12,873	Nationstar Mortgage Holdings, Inc.*	343,065
6,489	Navigators Group, Inc.*	484,793
17,274	NBT Bancorp, Inc.	414,749
9,406	Nelnet, Inc.	438,508
29,543	New York Community Bancorp, Inc.	490,709
42,863	Northwest Bancshares, Inc.	506,426
24,713	OFG Bancorp	431,242
27,620	Old Republic International Corporation	418,719
34,744	Oritani Financial Corporation	497,187
4,985	Park National Corporation	424,323
4,603	PartnerRe Ltd	527,043
34,980	People’s United Financial, Inc.	529,247
6,093	Piper Jaffray Companies*	333,592
4,348	PNC Financial Services Group, Inc.	399,842
12,307	ProAssurance Corporation	553,692

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Financials (Continued)
8,279	Prosperity Bancshares, Inc.	$428,273
4,757	Reinsurance Group of America, Inc.	424,848
13,550	S&T Bancorp, Inc.	383,871
8,279	Safety Insurance Group, Inc.	484,321
15,597	Selective Insurance Group, Inc.	424,706
11,268	Springleaf Holdings, Inc.*	433,255
27,766	St. Joe Company*	471,744
34,291	Sterling Bancorp	470,472
8,109	SunTrust Banks, Inc.	332,469
28,724	Susquehanna Bancshares, Inc.	385,189
19,133	Symetra Financial Corporation	432,023
5,017	The Chubb Corporation	503,958
5,902	The Hanover Insurance Group, Inc.	414,556
5,045	The Travelers Companies, Inc.	542,035
16,599	Trustmark Corporation	382,607
19,456	Union Bankshares Corporation	425,503
16,091	United Fire Group, Inc.	464,064
11,567	Unum Group	388,189
10,570	W.R. Berkley Corporation	527,549
22,668	Walter Investment Management Corporation*	377,876
12,001	WesBanco, Inc.	392,913
6,359	World Acceptance Corporation*	522,137
12,041	XL Group PLC	435,884
		44,956,883
	Health Care – 13.8%
5,779	Aetna, Inc.	575,299
15,691	Amedisys, Inc.*	473,397
6,264	AmerisourceBergen Corporation	643,689
3,872	Amgen, Inc.	610,692
17,814	AMN Healthcare Services, Inc.*	401,884
9,018	Amsurg Corporation*	541,982
9,314	Analogic Corporation	807,151
58,187	AngioDynamics, Inc.*	1,082,278
7,104	Anika Therapeutics, Inc.*	283,592
5,032	Anthem, Inc.	736,936
9,941	Baxter International, Inc.	687,420

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Health Care (Continued)
10,667	Bristol-Myers Squibb Company	$649,834
18,324	Bruker Corporation*	348,706
21,696	Cambrex Corporation*	743,088
8,521	Cardinal Health, Inc.	749,763
9,965	Catamaran Corporation*	497,752
7,888	Chemed Corporation	918,794
8,124	Computer Programs & Systems, Inc.	427,322
10,411	CONMED Corporation	534,084
12,280	Corvel Corporation*	435,080
3,144	CR Bard, Inc.	531,776
11,194	Cyberonics, Inc.*	766,789
15,272	Cynosure, Inc. – Class A*	464,574
8,659	DaVita Healthcare Partners, Inc.*	645,961
11,298	DENTSPLY International, Inc.	598,907
12,139	Eli Lilly & Company	851,794
10,589	Express Scripts Holding Company*	897,841
35,376	Globus Medical, Inc.*	858,929
9,794	Greatbatch, Inc.*	520,453
19,190	Haemonetics Corporation*	853,187
21,474	Hanger, Inc.*	555,962
8,775	HealthSouth Corporation	381,362
31,122	Healthways, Inc.*	696,510
4,193	Henry Schein, Inc.*	587,230
9,087	Hill-Rom Holdings, Inc.	435,449
15,147	Hologic, Inc.*	490,460
13,984	ICU Medical, Inc.*	1,243,317
25,364	Infinity Pharmaceuticals, Inc.*	385,533
10,956	Integra LifeSciences Holdings Corporation*	657,470
11,699	IPC Healthcare, Inc.*	505,865
8,950	Johnson & Johnson	917,465
24,736	Kindred Healthcare, Inc.	524,902
5,871	Laboratory Corporation of America Holdings*	722,309
5,193	Lannet, Inc.*	324,043
27,406	LHC Group, Inc.*	926,323
7,289	LifePoint Hospitals, Inc.*	524,516
32,815	Luminex Corporation*	516,508

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Health Care (Continued)
14,258	Magellan Health, Inc.*	$913,510
3,362	McKesson Corporation	768,889
23,062	MedAssets, Inc.*	443,021
7,205	MEDNAX, Inc.*	514,941
13,466	Merck & Company, Inc.	788,300
31,915	Meridian Bioscience, Inc.	631,917
28,982	Merit Medical Systems, Inc.*	568,337
8,881	Molina Healthcare, Inc.*	565,631
15,507	Myriad Genetics, Inc.*	528,323
13,260	Natus Medical, Inc.*	474,575
8,277	Omnicare, Inc.	635,177
15,195	Omnicell, Inc.*	532,585
16,512	Owens & Minor, Inc.	588,818
6,842	PAREXEL International Corporation*	441,035
14,149	Patterson Companies, Inc.	708,511
74,513	PDL BioPharma, Inc.	520,101
18,440	Providence Service Corporation*	848,240
32,749	Quality Systems, Inc.	569,178
10,761	Quest Diagnostics, Inc.	754,777
8,956	ResMed, Inc.	576,408
30,828	Select Medical Holdings Corporation	418,028
8,554	Steris Corporation	551,904
5,682	Stryker Corporation	538,370
30,473	Surgical Care Affiliates, Inc.*	989,763
5,041	Teleflex, Inc.	613,439
13,837	The Ensign Group, Inc.	609,797
26,091	Triple-S Management Corporation*	491,815
5,920	UnitedHealth Group, Inc.	672,690
4,063	Universal Health Services, Inc.	460,541
10,537	West Pharmaceutical Services, Inc.	576,585
4,812	Zimmer Holdings, Inc.	579,317
		48,408,701
	Industrials – 10.8%
22,311	ABM Industries, Inc.	693,649
48,084	ACCO Brands Corporation*	365,919
16,305	Actuant Corporation	414,799

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Industrials (Continued)
14,602	ADT Corporation	$572,690
12,187	AECOM*	366,341
18,111	Aegion Corporation*	327,628
19,491	Aircastle Ltd	449,657
6,985	Alaska Air Group, Inc.	444,595
10,352	Albany International Corporation	390,374
10,452	Altra Industrial Motion Corporation	285,340
4,379	American Railcar Industries, Inc.	245,925
9,926	American Woodmark Corporation*	522,703
9,935	Applied Industrial Technologies, Inc.	435,252
6,446	ArcBest Corporation	269,959
12,761	Argan, Inc.	413,839
31,268	Blount International, Inc.*	518,736
18,015	Brady Corporation	485,684
21,824	Brink’s Company	614,127
5,973	CIRCOR International, Inc.	320,571
21,582	Comfort Systems USA, Inc.	403,583
7,849	Con-way, Inc.	346,690
5,569	Crane Company	372,176
11,685	Cubic Corporation	610,775
6,956	Deluxe Corporation	462,922
4,472	Dover Corporation	322,208
6,919	DXP Enterprises, Inc.*	316,890
10,305	EMCOR Group, Inc.	453,729
12,919	Encore Wire Corporation	481,750
5,365	EnerSys	350,335
10,793	Engility Holdings, Inc.*	389,627
25,723	Exelis, Inc.	622,497
5,399	Fluor Corporation	313,142
15,214	FTI Consulting, Inc.*	560,940
68,244	GrafTech International Ltd*	266,152
23,659	Griffon Corporation	386,115
20,495	Harsco Corporation	337,963
7,154	HNI Corporation	364,854
3,225	Huntington Ingalls Industries, Inc.	455,789
4,522	Hyster-Yale Materials Handling, Inc.	298,769

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Industrials (Continued)
21,629	ICF International, Inc.*	$906,255
12,303	Insperity, Inc.	637,295
9,703	Jacobs Engineering Group, Inc.*	430,231
7,695	Joy Global, Inc.	341,042
12,548	Kaman Corporation	520,742
6,748	LB Foster Company	330,787
4,755	Lincoln Electric Holdings, Inc.	328,285
5,190	ManpowerGroup, Inc.	417,587
13,451	MasTec, Inc.*	296,864
18,638	McGrath RentCorp	596,230
15,590	Miller Herman, Inc.	482,822
6,866	MSC Industrial Direct Company, Inc.	501,149
18,589	MYR Group, Inc.*	513,800
31,076	Navigant Consulting, Inc.*	434,753
3,296	Northrop Grumman Corporation	546,180
5,856	Orbital ATK, Inc.	388,136
8,288	Oshkosh Corporation	404,372
8,776	Owens Corning	348,056
27,303	Pitney Bowes, Inc.	632,611
14,663	Primoris Services Corporation	302,791
20,824	Quad/Graphics, Inc.	487,906
13,491	Quanta Services, Inc.*	388,271
5,955	Raytheon Company	647,725
26,284	Republic Services, Inc.	1,075,541
38,301	Resources Connection, Inc.	678,694
79,737	RPX Corporation*	1,162,566
27,705	RR Donnelley & Sons Company	528,334
3,355	Ryder System, Inc.	315,337
27,277	SkyWest, Inc.	398,790
8,665	Spirit Aerosystems Holdings, Inc.*	426,405
4,859	Stanley Black & Decker, Inc.	477,834
22,327	Steelcase, Inc.	417,961
9,512	Terex Corporation	260,724
18,198	The Babcock & Wilcox Company	564,866
7,245	Timken Company	307,768
7,737	Trinity Industries, Inc.	260,118

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Industrials (Continued)
18,156	TrueBlue, Inc.*	$417,770
9,716	Tutor Perini Corporation*	226,091
4,787	UniFirst Corporation	568,839
12,800	United Stationers, Inc.	516,992
8,130	Universal Forests Products, Inc.	439,427
5,288	Valmont Industries, Inc.	659,149
17,761	Viad Corporation	471,732
2,411	WW Grainger, Inc.	571,190
		37,884,712
	Information Technology – 18.7%
8,060	Accenture PLC	725,642
31,413	ADTRAN, Inc.	676,322
20,239	Advanced Energy Industries, Inc.*	538,762
20,652	Amdocs Ltd	1,084,230
73,504	Amkor Technology, Inc.*	715,194
7,406	Anixter International, Inc.*	584,259
15,132	AOL, Inc.*	613,451
20,570	ARRIS Group, Inc.*	604,347
7,693	Arrow Electronics, Inc.*	476,658
11,998	Avnet, Inc.	549,628
51,773	AVX Corporation	737,765
45,029	Bankrate, Inc.*	574,570
22,739	Benchmark Electronics, Inc.*	533,457
67,219	Blucora, Inc.*	996,186
18,023	Broadridge Financial Solutions, Inc.	959,364
44,162	Brocade Communications Systems, Inc.	547,167
43,001	Brooks Automation, Inc.	516,012
22,456	CA, Inc.	730,269
46,841	Checkpoint Systems, Inc.*	632,354
9,479	Coherent, Inc.*	608,931
41,622	CommScope Holding Company, Inc.*	1,311,093
13,778	Computer Sciences Corporation	977,136
23,602	Comtech Telecommunications Corporation	843,536
40,084	Convergys Corporation	895,877
38,257	CSG Systems International, Inc.	1,144,267
56,532	Daktronics, Inc.	578,322

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Information Technology (Continued)
70,094	Dice Holdings, Inc.*	$614,023
21,749	Diebold, Inc.	776,439
18,075	Diodes, Inc.*	514,957
8,575	DST Systems, Inc.	911,437
14,877	EchoStar Corporation*	808,565
42,893	EnerNOC, Inc.*	578,627
122,280	Epiq Systems, Inc.	2,152,128
28,674	Fabrinet*	514,698
24,534	Fairchild Semiconductor International, Inc.*	427,873
47,897	Flextronics International Ltd*	583,385
10,742	Harris Corporation	834,439
18,117	Hewlett-Packard Company	631,196
25,424	Ingram Micro, Inc.*	628,227
25,236	Insight Enterprises, Inc.*	663,707
12,756	InterDigital, Inc.	674,410
7,692	International Business Machines Corporation	1,245,642
18,247	Itron, Inc.*	665,651
23,811	Jabil Circuit, Inc.	523,128
28,031	Juniper Networks, Inc.	670,221
109,229	King Digital Entertainment PLC	1,724,726
6,790	KLA-Tencor Corporation	441,044
34,173	Kulicke and Soffa Industries, Inc.*	546,768
71,453	Lattice Semiconductor Corporation*	480,164
24,579	Leidos Holdings, Inc.	1,106,547
15,789	Lexmark International, Inc.	673,559
14,505	Linear Technology Corporation	698,923
24,096	ManTech International Corporation	797,578
44,440	Marvell Technology Group Ltd	716,373
27,852	Mentor Graphics Corporation	653,408
19,827	Microsoft Corporation	869,414
18,506	MKS Instruments, Inc.	654,372
20,644	National Instruments Corporation	642,854
18,697	Netgear, Inc.*	602,791
36,378	NeuStar, Inc.*	964,745
28,024	Newport Corporation*	559,359
76,968	NIC, Inc.	1,346,940

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Information Technology (Continued)
27,854	NVIDIA Corporation	$614,459
19,941	OmniVision Technologies, Inc.*	534,618
8,141	OSI Systems, Inc.*	589,978
13,055	Plantronics, Inc.	658,494
12,617	Plexus Corporation*	507,834
43,969	Polycom, Inc.*	607,652
31,145	Progress Software Corporation*	851,504
10,813	QUALCOMM, Inc.	784,051
86,603	RealD, Inc.*	1,131,035
5,545	SanDisk Corporation	443,212
16,510	Sanmina Corporation*	374,777
14,905	ScanSource, Inc.*	541,946
25,617	Science Applications International Corporation	1,400,738
6,750	Seagate Technology PLC	412,560
39,205	Sykes Enterprises, Inc.*	911,516
36,885	Symantec Corporation	928,027
21,120	Take-Two Interactive Software, Inc.*	559,469
8,117	TE Connectivity Ltd	585,479
10,534	Tech Data Corporation*	626,773
40,879	TeleTech Holdings, Inc.*	993,360
15,062	Teradata Corporation*	670,560
23,813	Teradyne, Inc.	460,067
65,788	TTM Technologies, Inc.*	579,592
15,565	Unisys Corporation*	352,392
33,093	Vishay Intertechnology, Inc.	471,244
4,803	Western Digital Corporation	513,825
51,127	Western Union Company	997,999
14,407	Xilinx, Inc.	610,425
		65,766,703
	Materials – 3.5%
7,842	A. Schulman, Inc.	333,912
4,730	Albemarle Corporation	267,576
12,238	Avery Dennison Corporation	655,345
4,062	Axiall Corporation	188,111
6,594	Cabot Corporation	297,521
23,070	Cliffs Natural Resources, Inc.	157,799

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Materials (Continued)
21,670	Commercial Metals Company	$326,133
38,610	CVR Partners LP	541,312
8,975	Domtar Corporation	405,670
3,550	Eastman Chemical Company	264,333
33,016	FutureFuel Corporation	406,097
7,505	Huntsman Corporation	168,562
7,486	Innophos Holdings, Inc.	420,189
5,943	Innospec, Inc.	262,502
6,751	International Paper Company	380,824
7,563	Kaiser Aluminum Corporation	571,385
20,989	Kronos Worldwide, Inc.	257,325
2,156	LyondellBasell Industries NV	185,222
26,150	Mercer International, Inc.*	373,161
15,044	Olin Corporation	421,834
5,382	Reliance Steel & Aluminum Company	306,828
26,807	Resolute Forest Products, Inc.*	488,960
5,834	Rock-Tenn Company	400,446
20,360	Schnitzer Steel Industries, Inc.	319,652
18,672	Sonoco Products Company	874,410
13,309	Stepan Company	546,734
4,475	Terra Nitrogen Company LP	654,156
7,184	The Mosaic Company	382,620
8,197	TimkenSteel Corporation	246,402
17,520	Tredegar Corporation	360,211
11,351	United States Steel Corporation	271,856
3,137	Westlake Chemical Corporation	209,426
13,358	Worthington Industries, Inc.	360,666
		12,307,180
	Telecommunication Services – 1.9%
37,944	AT&T, Inc.	1,311,345
9,818	Atlantic Tele-Network, Inc.	675,773
31,488	Consolidated Communications Holdings, Inc.	670,065
29,060	General Communication, Inc.*	403,062
16,075	Inteliquent, Inc.	237,106
10,691	Shenandoah Telecommunications Company	311,001
22,816	Telephone & Data Systems, Inc.	580,439

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Telecommunication Services (Continued)
29,895	Verizon Communications, Inc.	$1,478,308
75,053	Vonage Holdings Corporation*	340,740
94,599	Windstream Holdings, Inc.	746,386
		6,754,225
	Utilities – 2.8%
6,418	AGL Resources, Inc.	315,188
6,622	Ameren Corporation	280,839
25,552	AmeriGas Partners LP	1,257,925
12,326	Consolidated Edison, Inc.	778,264
11,586	Empire District Electric Company	293,705
8,421	Entergy Corporation	669,554
16,551	Exelon Corporation	561,410
11,469	FirstEnergy Corporation	401,186
10,040	Great Plains Energy, Inc.	267,164
11,926	MDU Resources Group, Inc.	265,950
4,932	New Jersey Resources Corporation	308,645
8,980	Northwest Natural Gas Company	424,305
12,907	ONE Gas, Inc.	537,060
9,982	PG&E Corporation	536,333
4,003	Pinnacle West Capital Corporation	256,512
12,822	Suburban Propane Partners LP	565,963
21,382	The AES Corporation	277,324
6,889	UGI Corporation	234,157
6,969	UIL Holdings Corporation	352,283
21,692	Unitil Corporation	737,094
7,863	WGL Holdings, Inc.	419,491
		9,740,352
	TOTAL COMMON STOCKS
	(Cost $316,805,538)	333,211,639

REAL ESTATE INVESTMENT TRUSTS – 4.6%

	Financials – 4.6%
34,028	AG Mortgage Investment Trust, Inc.	640,067
29,048	Altisource Residential Corporation	599,841
27,673	American Capital Agency Corporation	593,171
35,990	American Capital Mortgage Investment Corporation	664,016

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

REAL ESTATE INVESTMENT TRUSTS (Continued)
70,994	Annaly Capital Management, Inc.	$753,956
126,099	Anworth Mortgage Asset Corporation	659,498
34,102	Apollo Commercial Real Estate Finance, Inc.	582,803
38,860	Apollo Residential Mortgage, Inc.	615,931
176,183	ARMOUR Residential REIT, Inc.	560,262
10,653	Blackstone Mortgage Trust, Inc.	307,978
54,496	Capstead Mortgage Corporation	652,317
190,292	Chimera Investment Corporation	610,837
6,239	EPR Properties	380,641
15,550	Equity Commonwealth*	411,298
34,612	Franklin Street Properties Corporation	437,150
22,388	Government Properties Income Trust	523,655
35,251	Hatteras Financial Corporation	646,856
33,289	Invesco Mortgage Capital, Inc.	531,625
24,109	Mack-Cali Realty Corporation	453,490
74,950	MFA Financial, Inc.	596,602
72,820	New York Mortgage Trust, Inc.	575,278
12,397	Pennsylvania Real Estate Investment Trust	282,404
24,570	PennyMac Mortgage Investment Trust	526,781
83,236	Resource Capital Corporation	418,677
59,921	Two Harbors Investment Corporation	625,575
81,367	United Development Funding IV	1,371,034
21,342	Urstadt Biddle Properties, Inc.	484,890
37,232	Western Asset Mortgage Capital Corporation	558,480
		16,065,113
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $16,019,970)	16,065,113

CLOSED-END FUNDS – 0.2%

	Financials – 0.2%
44,346	New Mountain Finance Corporation	660,312
	TOTAL CLOSED-END FUNDS
	(Cost $647,721)	660,312

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
381,651	Short Term Investment Trust
	Liquid Assets Portfolio, 0.06% (a)	$381,651
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $381,651)	381,651
	TOTAL INVESTMENTS – 99.8%
	(Cost $333,854,880)	350,318,715
	Other Assets in Excess of Liabilities – 0.2%	589,162
	NET ASSETS – 100.0%	$350,907,877

(a)	Annualized seven-day yield as of February 28, 2015.
*	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US BOND STRATEGY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Principal
Amount	Security Description	Value

ASSET BACKED SECURITIES – 0.1%
	Consumer Discretionary – 0.1%
$223,896	Delta Airlines 2007-1 Class A Pass Through Trust
	02/10/2024, 6.821%	$264,197
	TOTAL ASSET BACKED SECURITIES
	(Cost $260,664)	264,197

CORPORATE BONDS – 14.8%

	Consumer Discretionary – 1.9%
500,000	Amazon.com, Inc.
	11/29/2022, 2.500%	488,880
320,000	Best Buy Company, Inc.
	03/15/2021, 5.500%	335,520
65,000	CBS Corporation
	08/15/2019, 2.300%	64,714
475,000	Dollar General Corporation
	04/15/2023, 3.250%	459,419
531,000	Expedia, Inc.
	08/15/2024, 4.500%	536,624
481,000	Gaming and Leisure Properties, Inc
	11/01/2023, 5.375%	509,860
341,000	Gap, Inc.
	04/12/2021, 5.950%	390,391
320,000	Home Depot, Inc.
	02/15/2024, 3.750%	347,791
180,000	Kohl’s Corporation
	11/01/2021, 4.000%	190,750
425,000	Lowe’s Companies, Inc.
	09/15/2023, 3.875%	457,005
325,000	Macy’s Retail Holdings, Inc.
	06/01/2024, 3.625%	335,544
84,000	Mattel, Inc.
	05/06/2019, 2.350%	84,066
258,000	McDonald’s Corporation
	06/10/2024, 3.250%	268,768
150,000	Nordstrom, Inc.
	10/15/2021, 4.000%	162,698

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US BOND STRATEGY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)
	Consumer Discretionary (Continued)
$300,000	O’Reilly Automotive, Inc.
	01/14/2021, 4.875%	$334,431
490,000	Scripps Networks Interactive, Inc.
	11/15/2024, 3.900%	513,423
420,000	Staples, Inc.
	01/12/2023, 4.375%	416,628
357,000	Starbucks Corporation
	10/01/2023, 3.850%	388,514
350,000	The Interpublic Group of Companies, Inc.
	04/15/2024, 4.200%	371,023
500,000	The TJX Companies, Inc.
	05/15/2023, 2.500%	490,631
250,000	VF Corporation
	09/01/2021, 3.500%	267,661
293,000	Viacom, Inc.
	09/01/2023, 4.250%	306,132
100,000	Walt Disney Company
	05/30/2019, 1.850%	100,754
		7,821,227
	Consumer Staples – 0.8%
340,000	Altria Group, Inc.
	01/31/2024, 4.000%	364,832
150,000	Archer-Daniels-Midland Company
	03/01/2021, 4.479%	166,690
372,000	Block Financial LLC
	11/01/2022, 5.500%	411,862
285,000	Colgate-Palmolive Company
	02/01/2023, 1.950%	272,886
30,000	Costco Wholesale Corporation
	12/15/2019, 1.700%	29,966
450,000	CVS Health Corporation
	08/12/2024, 3.375%	469,478
154,000	JM Smucker Company
	10/15/2021, 3.500%	161,758

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US BOND STRATEGY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Consumer Staples (Continued)
$60,000	Mead Johnson Nutrition Company
	11/01/2019, 4.900%	$66,531
150,000	Philip Morris International, Inc.
	11/15/2023, 3.600%	160,318
154,000	Procter & Gamble Company
	08/15/2023, 3.100%	161,635
399,000	Reynolds American, Inc.
	09/15/2023, 4.850%	441,472
150,000	Tyson Foods, Inc.
	08/15/2019, 2.650%	153,268
288,000	Wal-Mart Stores, Inc.
	04/11/2023, 2.550%	289,704
		3,150,400
	Energy – 2.2%
335,000	Apache Corporation
	01/15/2023, 2.625%	321,091
220,000	Baker Hughes, Inc.
	08/15/2021, 3.200%	226,245
260,000	Chevron Corporation
	06/24/2023, 3.191%	271,937
235,000	ConocoPhillips Company
	12/15/2022, 2.400%	232,167
334,000	Devon Energy Corporation
	05/15/2022, 3.250%	343,179
95,000	EOG Resources, Inc.
	04/01/2020, 2.450%	95,793
270,000	EQT Midstream Partners LP
	08/01/2024, 4.000%	269,013
260,000	Exxon Mobil Corporation
	03/15/2024, 3.176%	275,750
727,000	FMC Technologies, Inc.
	10/01/2022, 3.450%	723,308
429,000	Halliburton Company
	08/01/2023, 3.500%	448,324

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US BOND STRATEGY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Energy (Continued)
$340,000	Hess Corporation
	10/01/2029, 7.875%	$449,680
210,000	Kerr-McGee Corporation
	07/01/2024, 6.950%	263,459
176,000	Magellan Midstream Partners LP
	02/01/2021, 4.250%	191,658
540,000	Marathon Oil Corporation
	11/01/2022, 2.800%	528,416
280,000	Marathon Petroleum Corporation
	03/01/2021, 5.125%	315,274
485,000	Murphy Oil Corporation
	12/01/2022, 3.700%	457,367
489,000	National Oilwell Varco, Inc.
	12/01/2022, 2.600%	477,329
456,000	Occidental Petroleum Corporation
	02/15/2023, 2.700%	450,308
638,000	Oceaneering International, Inc.
	11/15/2024, 4.650%	639,115
570,000	Phillips 66
	04/01/2022, 4.300%	623,882
400,000	Pioneer Natural Resources Company
	07/15/2022, 3.950%	412,860
165,000	Pride International, Inc.
	08/15/2020, 6.875%	187,795
258,000	Schlumberger Investment SA
	12/01/2023, 3.650%	276,202
501,000	Southwestern Energy Company
	03/15/2022, 4.100%	494,172
230,000	Valero Energy Corporation
	02/01/2020, 6.125%	263,534
		9,237,858
	Financials – 3.1%
270,000	ACE INA Holdings, Inc.
	05/15/2024, 3.350%	282,481

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US BOND STRATEGY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Financials (Continued)
$575,000	Aflac, Inc.
	06/15/2023, 3.625%	$607,353
704,000	Alexandria Real Estate Equities, Inc.
	06/15/2023, 3.900%	724,246
192,000	Allstate Corporation
	06/15/2023, 3.150%	196,413
560,000	American Express Company
	12/02/2022, 2.650%	558,171
519,000	Ameriprise Financial, Inc.
	10/15/2023, 4.000%	558,670
608,000	Assured Guaranty US Holdings, Inc.
	07/01/2024, 5.000%	654,820
207,000	Axis Specialty Finance LLC
	06/01/2020, 5.875%	237,498
100,000	Bank of New York Mellon Corporation
	05/15/2024, 3.400%	104,376
100,000	BB&T Corporation
	11/01/2019, 5.250%	112,700
410,000	BlackRock, Inc.
	03/18/2024, 3.500%	429,876
467,000	Boston Properties LP
	02/01/2024, 3.800%	487,806
411,000	Burlington Northern Santa Fe LLC
	04/01/2024, 3.750%	439,630
480,000	Capital One Financial Corporation
	04/24/2024, 3.750%	498,434
163,000	Citigroup, Inc.
	04/08/2019, 2.550%	165,831
425,000	CME Group, Inc.
	09/15/2022, 3.000%	439,304
361,000	ERP Operating LP
	04/15/2023, 3.000%	360,047
525,000	Fifth Third Bancorp
	01/16/2024, 4.300%	561,364
320,000	HCP, Inc.
	11/15/2023, 4.250%	339,420

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US BOND STRATEGY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Financials (Continued)
$391,000	Health Care REIT, Inc.
	03/15/2023, 3.750%	$402,949
210,000	Intercontinental Exchange, Inc.
	10/15/2023, 4.000%	226,134
150,000	KeyCorp
	03/24/2021, 5.100%	170,481
150,000	Kimco Realty Corporation
	05/01/2021, 3.200%	152,880
420,000	Lazard Group LLC
	11/14/2020, 4.250%	447,852
360,000	Marsh & McLennan Companies, Inc.
	06/03/2024, 3.500%	371,895
206,000	MetLife, Inc.
	04/10/2024, 3.600%	218,190
588,000	Moodys Corporation
	02/15/2024, 4.875%	651,975
335,000	People’s United Financial, Inc.
	12/06/2022, 3.650%	341,145
500,000	PNC Bank NA
	01/30/2023, 2.950%	501,852
165,000	Progressive Corporation
	08/23/2021, 3.750%	178,946
148,000	TD Ameritrade Holding Corporation
	12/01/2019, 5.600%	171,006
365,000	U.S. Bancorp
	01/30/2024, 3.700%	392,384
556,000	Voya Financial, Inc.
	07/15/2022, 5.500%	643,362
300,000	Weyerhaeuser Company
	09/15/2023, 4.625%	329,653
		12,959,144
	Health Care – 1.4%
60,000	Abbott Laboratories
	05/27/2020, 4.125%	66,412

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US BOND STRATEGY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Health Care (Continued)
$507,000	AbbVie, Inc.
	11/06/2022, 2.900%	$508,143
165,000	Aetna, Inc.
	06/01/2021, 4.125%	178,667
250,000	Agilent Technologies, Inc.
	07/15/2023, 3.875%	255,920
420,000	Allergan, Inc.
	09/15/2020, 3.375%	430,455
180,000	AmerisourceBergen Corporation
	05/15/2024, 3.400%	184,733
180,000	Anthem, Inc.
	08/15/2024, 3.500%	186,358
220,000	Becton Dickinson & Company
	11/08/2021, 3.125%	225,339
100,000	Boston Scientific Corporation
	01/15/2020, 6.000%	114,650
414,000	Cardinal Health, Inc.
	03/15/2023, 3.200%	422,340
313,000	Cigna Corporation
	02/15/2022, 4.000%	342,267
156,000	CR Bard, Inc.
	01/15/2021, 4.400%	171,491
327,000	Eli Lilly & Company
	03/15/2027, 5.500%	401,362
100,000	Gilead Sciences, Inc.
	04/01/2019, 2.050%	101,255
532,000	Humana, Inc.
	12/01/2022, 3.150%	529,401
345,000	Laboratory Corporation of America Holdings
	08/23/2022, 3.750%	357,578
219,000	Merck & Company, Inc.
	05/18/2023, 2.800%	222,429
340,000	PerkinElmer, Inc.
	11/15/2021, 5.000%	378,228
237,000	Pfizer, Inc.
	05/15/2024, 3.400%	249,798

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US BOND STRATEGY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Health Care (Continued)
$210,000	Zimmer Holdings, Inc.
	11/30/2019, 4.625%	$231,055
275,000	Zoetis, Inc.
	02/01/2023, 3.250%	274,297
		5,832,178
	Industrials – 2.4%
400,000	3M Company
	06/26/2022, 2.000%	393,376
560,000	Air Lease Corporation
	04/01/2021, 3.875%	579,600
320,000	CF Industries, Inc.
	06/01/2023, 3.450%	324,660
270,000	CSX Corporation
	11/01/2023, 3.700%	288,370
300,000	Cummins, Inc.
	10/01/2023, 3.650%	320,970
240,000	Danaher Corporation
	06/23/2021, 3.900%	261,656
588,000	Delphi Corporation
	03/15/2024, 4.150%	620,739
200,000	Emerson Electric Company
	02/15/2023, 2.625%	201,026
300,000	Equifax, Inc.
	12/15/2022, 3.300%	302,567
440,000	Flowserve Corporation
	09/15/2022, 3.500%	447,041
277,000	Fluor Corporation
	09/15/2021, 3.375%	288,551
486,000	General Dynamics Corporation
	11/15/2022, 2.250%	472,480
150,000	Honeywell International, Inc.
	03/01/2021, 4.250%	168,565
180,000	Johnson Controls, Inc.
	07/02/2024, 3.625%	186,752

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US BOND STRATEGY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Industrials (Continued)
$200,000	Joy Global, Inc.
	10/15/2021, 5.125%	$222,468
338,000	Lockheed Martin Corporation
	09/15/2021, 3.350%	358,462
604,000	Lorillard Tobacco Company
	05/20/2023, 3.750%	612,237
200,000	Masco Corporation
	03/15/2020, 7.125%	234,820
238,000	Nabors Industries, Inc.
	09/15/2021, 4.625%	230,248
210,000	Norfolk Southern Corporation
	02/15/2023, 2.903%	211,249
274,000	Northrop Grumman Corporation
	08/01/2023, 3.250%	281,277
426,000	Pentair Finance SA
	09/15/2022, 3.150%	422,852
470,000	Precision Castparts Corporation
	01/15/2023, 2.500%	463,481
443,000	Raytheon Company
	12/15/2022, 2.500%	439,682
260,000	Roper Industries, Inc.
	11/15/2022, 3.125%	256,255
360,000	Union Pacific Corporation
	07/15/2022, 4.163%	404,116
233,000	United Parcel Service, Inc.
	10/01/2022, 2.450%	232,411
185,000	United Technologies Corporation
	06/01/2022, 3.100%	192,972
537,000	Xylem, Inc.
	10/01/2021, 4.875%	588,782
		10,007,665
	Information Technology – 1.7%
384,000	Analog Devices, Inc.
	06/01/2023, 2.875%	377,710

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US BOND STRATEGY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Information Technology (Continued)
$100,000	Apple, Inc.
	05/06/2019, 2.100%	$102,031
296,000	Applied Materials, Inc.
	06/15/2021, 4.300%	322,918
100,000	CA, Inc.
	12/01/2019, 5.375%	111,804
315,000	Cisco Systems, Inc.
	03/04/2024, 3.625%	340,979
388,000	eBay, Inc.
	08/01/2021, 2.875%	383,741
499,000	EMC Corporation
	06/01/2023, 3.375%	507,344
333,000	Google, Inc.
	02/25/2024, 3.375%	355,555
405,000	Hewlett-Packard Company
	09/15/2022, 4.050%	427,130
451,000	Intel Corporation
	12/15/2022, 2.700%	455,524
250,000	International Business Machines Corporation
	08/01/2023, 3.375%	260,381
611,000	KLA-Tencor Corporation
	11/01/2024, 4.650%	646,467
400,000	MasterCard, Inc.
	04/01/2024, 3.375%	420,060
565,000	Maxim Integrated Products, Inc.
	03/15/2023, 3.375%	563,685
300,000	Motorola Solutions, Inc.
	09/01/2024, 4.000%	311,369
361,000	NetApp, Inc.
	06/15/2021, 3.375%	368,413
150,000	Omnicom Group, Inc.
	08/15/2020, 4.450%	165,172
405,000	Symantec Corporation
	09/15/2020, 4.200%	422,563
330,000	Texas Instruments, Inc.
	05/01/2023, 2.250%	319,382

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US BOND STRATEGY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Information Technology (Continued)
$150,000	URS Corporation
	04/01/2022, 5.000%	$143,063
110,000	Xilinx, Inc.
	03/15/2021, 3.000%	113,249
		7,118,540
	Materials – 0.4%
361,000	Eastman Chemical Company
	08/15/2022, 3.600%	373,722
235,000	Monsanto Company
	07/15/2024, 3.375%	245,481
475,000	Mosaic Company
	11/15/2023, 4.250%	514,210
350,000	Packaging Corporation of America
	11/01/2023, 4.500%	375,653
100,000	PPG Industries, Inc.
	11/15/2020, 3.600%	105,344
150,000	Praxair, Inc.
	02/21/2023, 2.700%	150,348
		1,764,758
	Telecommunication Services – 0.1%
470,000	AT&T, Inc.
	03/11/2024, 3.900%	491,218
100,000	Verizon Communications, Inc.
	06/17/2019, 2.550%	101,835
		593,053
	Transportation and Warehousing – 0.2%
950,000	DCP Midstream Operating LP
	03/15/2023, 3.875%	862,567

	Utilities – 0.6%
630,000	Exelon Generation Company LLC
	06/15/2022, 4.250%	661,484
100,000	Georgia Power Company
	12/01/2019, 4.250%	110,774

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US BOND STRATEGY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Utilities (Continued)
$450,000	National Fuel Gas Company
	03/01/2023, 3.750%	$456,630
129,000	Ohio Power Company
	10/01/2021, 5.375%	150,437
100,000	Pacific Gas & Electric Company
	10/01/2020, 3.500%	104,922
231,000	PPL Capital Funding, Inc.
	06/01/2023, 3.400%	238,605
50,000	Progress Energy, Inc.
	01/15/2021, 4.400%	55,367
250,000	Public Service Electric & Gas Company
	05/15/2023, 2.375%	244,573
273,000	Southern California Edison Company
	10/01/2023, 3.500%	291,628
		2,314,420
	TOTAL CORPORATE BONDS
	(Cost $60,728,130)	61,661,810

MORTGAGE BACKED SECURITIES – 31.7%
	Federal Home Loan Mortgage Corporation
3,090,000	03/15/2026, 3.500%	3,278,538
2,770,000	03/15/2027, 3.000%	2,897,550
13,380,000	03/15/2041, 4.500%	14,511,864
15,410,000	03/15/2041, 4.000%	16,478,491
24,220,000	03/15/2042, 3.500%	25,346,798
	Federal National Mortgage Association
3,360,000	03/15/2026, 3.500%	3,563,897
14,710,000	03/01/2040, 4.500%	15,990,000
17,870,000	03/15/2041, 3.500%	18,729,644
15,300,000	03/15/2041, 4.000%	16,359,226
	Government National Mortgage Association
6,610,000	03/15/2041, 4.000%	7,092,840
3,000,000	03/15/2042, 4.000%	3,190,078
2,960,000	03/15/2045, 3.500%	3,104,531
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $130,428,757)	130,543,457

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US BOND STRATEGY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

US GOVERNMENT AGENCY ISSUES – 7.0%
	Federal Home Loan Banks
$525,000	03/09/2018, 1.375%	$530,612
965,000	06/08/2018, 1.250%	967,549
645,000	06/08/2018, 2.750%	675,408
1,015,000	09/14/2018, 2.000%	1,039,617
1,160,000	12/14/2018, 1.750%	1,177,315
895,000	06/14/2019, 1.625%	899,521
1,000,000	09/13/2019, 2.000%	1,019,134
1,010,000	03/13/2020, 1.875%	1,019,559
1,160,000	03/13/2020, 4.125%	1,299,037
	Federal Home Loan Mortgage Corporation
300,000	01/12/2018, 0.750%	297,076
510,000	03/07/2018, 0.875%	507,225
650,000	06/13/2018, 4.875%	726,930
1,030,000	03/27/2019, 3.750%	1,125,982
1,050,000	05/30/2019, 1.750%	1,061,131
1,023,000	08/01/2019, 1.250%	1,012,132
1,048,000	10/02/2019, 1.250%	1,033,584
976,000	05/01/2020, 1.375%	963,573
	Federal National Mortgage Association
500,000	12/20/2017, 0.875%	497,864
920,000	02/08/2018, 0.875%	915,573
630,000	05/21/2018, 0.875%	623,757
880,000	09/18/2018, 1.875%	898,767
1,030,000	11/27/2018, 1.625%	1,041,557
980,000	02/19/2019, 1.875%	998,031
1,208,000	06/20/2019, 1.750%	1,221,322
1,103,000	09/12/2019, 1.750%	1,113,231
1,380,000	10/09/2019, 0.000% (a)	1,257,502
1,360,000	11/26/2019, 1.750%	1,371,292
	Tennessee Valley Authority
648,000	07/18/2017, 5.500%	717,514
600,000	04/01/2018, 4.500%	659,831
1,060,000	10/15/2018, 1.750%	1,064,956
846,000	02/15/2021, 3.875%	939,126
	TOTAL US GOVERNMENT AGENCY ISSUE
	(Cost $28,564,639)	28,675,708

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US BOND STRATEGY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

US GOVERNMENT NOTES/BONDS – 45.7%

	U.S. Treasury Notes – 45.7%
$2,972,000	03/31/2020, 1.125%	$2,913,954
3,996,000	04/30/2020, 1.125%	3,914,518
2,751,000	05/15/2020, 3.500%	3,020,727
5,047,000	05/31/2020, 1.375%	5,001,264
4,815,000	06/30/2020, 1.875%	4,892,493
5,668,600	07/31/2020, 2.000%	5,790,826
5,252,000	08/15/2020, 2.625%	5,534,295
6,658,000	08/31/2020, 2.125%	6,837,453
6,810,000	09/30/2020, 2.000%	6,946,200
6,002,600	10/31/2020, 1.750%	6,034,960
6,914,000	11/15/2020, 2.625%	7,278,064
5,930,000	11/30/2020, 2.000%	6,039,337
6,389,000	12/31/2020, 2.375%	6,638,069
6,099,000	01/31/2021, 2.125%	6,247,187
6,865,000	02/15/2021, 3.625%	7,618,543
6,162,000	02/28/2021, 2.000%	6,264,542
5,839,000	03/31/2021, 2.250%	6,017,364
5,930,000	04/30/2021, 2.250%	6,109,750
6,181,000	05/15/2021, 3.125%	6,688,034
6,619,000	05/31/2021, 2.000%	6,717,252
6,661,000	06/30/2021, 2.125%	6,808,794
6,634,000	07/31/2021, 2.250%	6,830,426
6,778,000	08/15/2021, 2.125%	6,925,740
7,170,000	08/31/2021, 2.000%	7,266,910
6,715,000	09/30/2021, 2.125%	6,857,694
7,493,000	10/31/2021, 2.000%	7,587,831
6,953,000	11/15/2021, 2.000%	7,045,343
5,399,000	11/15/2021, 8.000%	7,530,763
7,252,000	02/15/2022, 2.000%	7,347,183
5,458,000	08/15/2023, 6.250%	7,325,662
		188,031,178
	TOTAL US GOVERNMENT NOTES/BONDS
	(Cost $186,296,378)	188,031,178

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US BOND STRATEGY FUND

SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited) (Continued)

Shares	Security Description	Value

SHORT-TERM INVESTMENTS – 31.9%

Money Market Funds – 31.9%
131,385,292	Short Term Investment Trust
	Liquid Assets Portfolio, 0.06% (b)	$131,385,292
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $131,385,292)	131,385,292
	TOTAL INVESTMENTS – 131.2%
	(Cost $537,663,860)	540,561,642
	Liabilities in Excess of Other Assets – (31.2%)	(128,700,708)
	NET ASSETS – 100.0%	$411,860,934

(a)	Zero coupon bond.
(b)	Annualized seven-day yield as of February 28, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF ASSETS & LIABILITIES
February 28, 2015 (Unaudited)

	Vident	Vident	Vident
	International	Core US	Core US Bond
	Equity Fund	Equity Fund	Strategy Fund
ASSETS
Investments in Securities, at Value*+	$766,193,096	$350,318,715	$540,561,642
Cash	87,146	135,659	84
Foreign Currency*	633,877	—	—
Interest and Dividends Receivable	1,048,621	596,700	2,035,773
Securities Lending Receivable	15,352	—	—
Total Assets	767,978,092	351,051,074	542,597,499

LIABILITIES
Payable for Investments Purchased	—	—	130,594,335
Management Fees Payable	415,778	143,197	142,230
Collateral Receivable
for Securities Loaned	18,147,331	—	—
Total Liabilities	18,563,109	143,197	130,736,565

NET ASSETS	$749,414,983	$350,907,877	$411,860,934

NET ASSETS CONSIST OF:
Paid-in Capital	$758,215,947	$333,533,974	$407,543,151
Undistributed (Accumulated)
Net Investment Income (Loss)	(375,168)	851,688	680,776
Accumulated Net Realized Gain (Loss)
on Investments	(42,294,009)	58,380	739,225
Net Unrealized Appreciation
(Depreciation) on:
Investments in Securities	33,873,204	16,463,835	2,897,782
Foreign Currency and Translation
of Other Assets and Liabilities
in Foreign Currency	(4,991)	—	—
Net Assets	$749,414,983	$350,907,877	$411,860,934
* Identified Cost:
Investments in Securities	$732,319,892	$333,854,880	$537,663,860
Foreign Currency	638,868	—	—
+ Includes loaned securities with a value of	$19,356,880	$—	$—
Net Asset Value
(unlimited shares authorized):
Net Assets	$749,414,983	$350,907,877	$411,860,934
Shares Outstanding^	31,300,000	12,800,000	8,200,000
Net Asset Value, Offering and
Redemption Price per Share	$23.94	$27.41	$50.23

^ No Par Value

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF OPERATIONS
Period Ended February 28, 2015 (Unaudited)

	Vident	Vident	Vident
	International	Core US	Core US Bond
	Equity Fund	Equity Fund	Strategy Fund*
INVESTMENT INCOME
Income:
Dividends (net of foreign
withholding tax of $636,519,
$4,118, & $0, respectively)	$5,481,972	$3,059,912	$—
Securities Lending Income	126,425	—	—
Interest (net of foreign withholding
tax of $0, $0 & $331)	273	175	1,497,868
Total Investment Income	5,608,670	3,059,521	1,497,868
Expenses:
Management Fees	2,673,549	667,285	476,751
Total Expenses	2,673,549	667,285	476,751
Net Investment Income	2,935,121	2,392,236	1,021,117

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities (net of foreign
withholding tax of $13,668, $0
& $0, respectively)	(18,305,523)	90,584	739,225
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments in Securities	(31,000,761)	10,331,565	2,897,782
Foreign Currency and Translation
of Other Assets and Liabilities in
Foreign Currency	2,654	—	—
Net Realized and Unrealized
Gain (Loss) on Investments	(49,303,630)	10,422,149	3,637,007
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS	$(46,368,509)	$12,814,385	$4,658,124

*	Fund commenced operations on October 15, 2014. The information presented is for the period from October 15, 2014 to February 28, 2015.

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 28, 2015	Period Ended
	(Unaudited)	August 31, 2014*
OPERATIONS
Net Investment Income	$2,935,121	$13,040,529
Net Realized Gain (Loss) on Investments	(18,305,523)	(24,060,273)
Change in Unrealized Appreciation
(Depreciation) of Investments	(30,998,107)	64,866,320
Net Increase (Decrease) in Net Assets
Resulting from Operations	(46,368,509)	53,846,576

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(5,604,720)	(10,674,311)
Total Distributions to Shareholders	(5,604,720)	(10,674,311)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	59,464,000	714,780,000
Proceeds from Shares Redeemed	(16,198,000)	—
Transaction Fees	23,796	146,151
Net Increase (Decrease) in Net Assets
Derived from Net Share in
Outstanding Shares (a)	43,289,796	714,926,151
Net Increase (Decrease) in Net Assets	$(8,683,433)	$758,098,416

NET ASSETS
Beginning of Period	$758,098,416	$—
End of Period	$749,414,983	$758,098,416
Undistributed Net Investment Income	$(375,168)	$2,294,431

(a)	Summary of capital share transactions is as follows:

	Period Ended		Period Ended
	February 28, 2015		August 31, 2014*
	Shares	Amount	Shares	Amount
Subscriptions	2,500,000	$59,464,000	29,500,000	$714,780,000
Redemptions	(700,000)	(16,198,000)	—	—
Transaction Fee	—	23,796	—	146,151
	1,800,000	$43,289,796	29,500,000	$714,926,151

*	Fund commenced operations on October 29, 2013. The information is for the period from October 29, 2013 to August 31, 2014.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 28, 2015	Period Ended
	(Unaudited)	August 31, 2014*
OPERATIONS
Net Investment Income	$2,392,236	$953,921
Net Realized Gain on Investments	90,584	815,369
Change in Unrealized Appreciation
of Investments	10,331,565	6,132,270
Net Increase in Net Assets
Resulting from Operations	12,814,385	7,901,560

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(1,927,059)	(556,795)
From Net Realized Gain	(20,094)	—
Total Distributions to Shareholders	(1,947,153)	(556,795)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	271,501,880	231,181,000
Proceeds from Shares Redeemed	(113,475,000)	(56,512,000)
Net Increase in Net Assets
Derived from Net Share in
Outstanding Shares (a)	158,026,880	174,669,000
Net Increase in Net Assets	$168,894,112	$182,013,765

NET ASSETS
Beginning of Period	$182,013,765	$—
End of Period	$350,907,877	$182,013,765
Undistributed net investment income	$851,688	$387,535

(a)	Summary of capital share transactions is as follows:

	Period Ended		Period Ended
	February 28, 2015		August 31, 2014*
	Shares	Amount	Shares	Amount
Subscriptions	10,300,000	$271,501,880	9,000,000	$231,181,000
Redemptions	(4,300,000)	(113,475,000)	(2,200,000)	(56,512,000)
	6,000,000	$158,026,880	6,800,000	$174,669,000

*	Fund commenced operations on January 21, 2014. The information is for the period from January 21, 2014 to August 31, 2014.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US BOND STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
February 28, 2015*
(Unaudited)
OPERATIONS
Net Investment Income	$1,021,117
Net Realized Gain on Investments	739,225
Change in Unrealized Appreciation of Investments	2,897,782
Net Increase in Net Assets
Resulting from Operations	4,658,124

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(340,341)
Total Distributions to Shareholders	(340,341)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	407,369,000
Transaction Fees	174,151
Net Increase in Net Assets Derived
from Net Share in Outstanding Shares (a)	407,543,151
Net Increase in Net Assets	$411,860,934

NET ASSETS
Beginning of Period	$—
End of Period	$411,860,934
Undistributed Net Investment Income	$680,776

(a)	Summary of capital share transactions is as follows:

	Period Ended
	February 28, 2015*
	Shares	Amount
Subscriptions	8,200,000	$407,369,000
Transaction Fee	—	174,151
	8,200,000	$407,543,151

*	Fund commenced operations on October 15, 2014. The information is for the period from October 15, 2014 to February 28, 2015.

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six-Months Ended
	February 28, 2015		Period Ended
	(Unaudited)		August 31, 2014(1)
Net Asset Value, Beginning of Period	$25.70		$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.10		0.54
Net Realized and Unrealized
Gain (Loss) on Investments	(1.67)		0.55
Total from Investment Operations	(1.57)		1.09

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	(0.19)		(0.39)
Total Distributions	(0.19)		(0.39)
Net Asset Value, End of Period	$23.94		$25.70
Total Return	(6.24	%)(3)	4.54	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$749,415		$758,098

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average Net Assets	0.75	%(4)	0.75	%(4)
Net Investment Income (Loss)
to Average Net Assets	0.82	%(4)	2.59	%(4)
Portfolio Turnover Rate(5)	34	%(3)	59	%(3)

(1)	Commencement of operations on October 29, 2013.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six-Months Ended
	February 28, 2015		Period Ended
	(Unaudited)		August 31, 2014(1)
Net Asset Value, Beginning of Period	$26.77		$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.26		0.27
Net Realized and Unrealized
Gain on Investments	0.60		1.63
Total from Investment Operations	0.86		1.90

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	(0.22)		(0.13)
Distributions from Net Realized Gain	—	(6)	—
Total Distributions	(0.22)		(0.13)
Net Asset Value, End of Period	$27.41		$26.77
Total Return	3.29	%(3)	7.60	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$350,908		$182,014

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average Net Assets	0.55	%(4)	0.55	%(4)
Net Investment Income (Loss)
to Average Net Assets	1.97	%(4)	1.62	%(4)
Portfolio Turnover Rate(5)	42	%(3)	1	%(3)

(1)	Commencement of operations on January 21, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.
(6)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	February 28, 2015(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$50.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.18
Net Realized and Unrealized Gain on Investments	0.10
Total from Investment Operations	0.28

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.05)
Total Distributions	(0.05)
Net Asset Value, End of Period	$50.23
Total Return	0.56	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$411,861

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.45	%(4)
Net Investment Income (Loss) to Average Net Assets	0.96	%(4)
Portfolio Turnover Rate(5)	176	%(3)

(1)	Commencement of operations on October 15, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

Vident International Equity Fund, Vident Core US Equity Fund and Vident Core US Bond Strategy Fund (individually each “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek investment results that, before fee and expenses, track the Vident International Equity Index, the Vident Core US Equity Index and the Vident Core US Bond Index, respectively. Vident International Equity Fund commenced operations on October, 29, 2013, Vident Core US Equity Fund commenced operations on January 21, 2014 and Vident Core US Bond Strategy Fund commenced operations on October 15, 2014.

Shares of the Funds are listed and traded on NASDAQ. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in blocks of 100,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Vident International Equity Fund charges $12,500, Vident Core US Equity Fund charges $1,000 and Vident Core US Bond Strategy Fund charges $750 for the standard fixed creation fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited) (Continued)

each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of Shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded notes and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a nonexchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in other mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited) (Continued)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2015:

Vident International Equity Fund

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$717,902,477	$—	$—	$717,902,477
Exchange Traded Notes	18,555,871	—	—	18,555,871
Government Agency
Repurchase Agreements	—	18,115,600	—	18,115,600
Government Notes
& Bonds Repurchase
Agreements	—	31,731	—	31,731
Preferred Stocks	2,741,462	—	—	2,741,462
Real Estate
Investment Trusts	8,662,885	—	—	8,662,885
Rights	94,244	—	—	94,244
Money Market Funds	88,826	—	—	88,826
Total Investments
in Securities	$748,045,765	$18,147,331	$—	$766,193,096

^ See Schedule of Investments for country breakouts.

Vident Core US Equity Fund

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$333,211,639	$—	$—	$333,211,639
Real Estate
Investment Trusts	16,065,113	—	—	16,065,113
Closed-End Funds	660,312	—	—	660,312
Money Market Funds	381,651	—	—	381,651
Total Investments
in Securities	$350,318,715	$—	$—	$350,318,715

^ See Schedule of Investments for sector breakouts.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited) (Continued)

Vident Core US Bond Strategy Fund

Description^	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$264,197	$—	$264,197
Corporate Bonds	—	61,661,810	—	61,661,810
Mortgage Backed Securities	—	130,543,457	—	130,543,457
US Government
Agency Issues	—	28,675,708	—	28,675,708
US Government
Notes/Bonds	—	188,031,178	—	188,031,178
Money Market Funds	—	131,385,292	—	131,385,292
Total Investments
in Securities	$—	$540,561,642	$—	$540,561,642

^ See Schedule of Investments for sector breakouts.

During the period ended February 28, 2015, the Funds did not recognize any transfers to or from Level 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.
B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes.  The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended August 31, 2014, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited) (Continued)

during the period ended August 31, 2014, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2014, the Funds did not incur any interest of penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income for the Funds are declared and paid on a quarterly basis and net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation.  The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited) (Continued)

net asset value per share. For the period ended August 31, 2014, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Vident International Equity Fund	$(71,787)	$71,787	$—
Vident Core U.S. Equity Fund	(9,591)	(828,503)	838,094

During the period ended August 31, 2014, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been  reclassified from accumulated net realized losses to paid-in capital.

Vident International Equity Fund	$—
Vident Core U.S. Equity Fund	835,231

Vident Core U.S. Bond Strategy ETF commenced operations on October 15, 2014; therefore, no reclassifications of Capital Accounts are available as of August 31, 2014.
J.
Subsequent Events.  In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to February 28, 2015, that materially impacted the amounts or disclosures in the Funds’ financial statements.

K.
Recent Accounting Pronouncement.  In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (“the Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with the Sub-

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited) (Continued)

Advisers, transfer agency, custody, fund administration and accounting, and other nondistribution related services necessary for the Funds to operate. For Vident International Equity Fund and Vident Core US Bond Strategy ETF, Mellon Capital Management is the Sub-Adviser.  For Vident Core US Equity Fund, Vident Investment Advisory, LLC the Sub-Adviser. Vident Investment Advisory, LLC is the Sub-Adviser for Vident International Equity Fund and Vident Core US Bond Strategy ETF effective April 18, 2015 and April 15, 2015, respectively.  The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, Vident International Equity Fund pays the Adviser 0.75%, Vident Core US Equity Fund pays the Adviser 0.55%, and Vident Core US Bond Strategy pays the Adviser 0.45% at an annual rate based on each Fund’s average daily net assets.  Effective, March 1, 2015, Vident International Equity Fund will pay the Adviser 0.68%, at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant and fund accountant. USBFS also serves as the transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Bank of New York Mellon acts as Vident International Equity Fund’s sub-custodian (the “sub-custodian”), and is affiliated with the Sub-Adviser Mellon Capital Management, LLC.

Certain officers and a Trustee of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in its portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by Bank of New York Mellon. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 105% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited) (Continued)

earns interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of February 28, 2015, the Vident International Equity Fund had loaned securities that were collateralized by both non-cash collateral and cash equivalents. The cash collateral is invested by the Sub-Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent. Non-cash collateral received was in the form of long-term United States Government Obligations with a fair value of $1,822,744.

As of February 28, 2015, the market value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities	Payable for Collateral
on Loan	Received
$19,356,880	$18,147,331

The Fund receives cash as collateral in return for securities loaned as part of the securities lending program. The collateral is invested in various repurchase agreements with selected commercial banks and broker-dealers, under which the Fund acquires U.S. Government & Agency notes and bonds as collateral subject to an obligation of the counterparty to repurchase and the Fund to resell the securities at an agreed upon time and price. The Fund, through the Sub-Custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Fund’s policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The fair value of the related collateral that the Fund received for repurchase agreements exceeded the fair value of the repurchase agreements at February 28, 2015. The Schedule of Investments for the Fund includes the particular cash collateral holdings as of February 28, 2015.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited) (Continued)

The interest income earned by the Fund on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Fund’s Statement of Operations. Fees and interest income earned on collateral investments and recognized by the Fund during the period ended February 28, 2015, was $126,425.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2015, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, are as follows:

	Purchases	Sales
Vident International Equity Fund	$256,958,448	$249,587,529
Vident Core US Equity Fund	105,737,846	138,122,010
Vident Core US Bond Strategy Fund	897,074,728	538,692,305

There were no purchases or sales of U.S. Government securities in Vident International Equity Fund or Vident Core US Equity Fund during the period. Included in the amounts for Vident Core US Bond Strategy ETF there was $881,352,052 of purchases and $537,102,498 of sales of U.S. Government securities during the period.

For the period ended February 28, 2015, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
Vident International Equity Fund	$47,013,026	$13,029,178
Vident Core US Equity Fund	304,607,466	113,510,992
Vident Core US Bond Strategy Fund	50,934,836	3,998,348

NOTE 6 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at August 31, 2014 were as follows:

	Vident International	Vident Core US
	Equity Fund	Equity Fund
Tax cost of investments	$711,314,822	$175,679,092
Gross tax unrealized appreciation	80,563,090	9,888,314
Gross tax unrealized depreciation	(15,917,294)	(3,789,442)
Net tax unrealized appreciation	64,645,796	6,098,872
Undistributed ordinary income	3,709,062	398,208
Undistributed long-term gain	—	9,591
Total distributable earnings	3,709,062	407,799
Other accumulated (loss)	(25,182,593)	—
Total accumulated gain	$43,172,265	$6,506,671

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited) (Continued)

Vident Core US Bond Strategy Fund commenced operations on October 15, 2014; therefore, there is no tax information available as of August 31, 2014.

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, passive foreign investment companies and wash sales.  Under tax law, certain capital and foreign currency losses realized after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the period ended August 31, 2014 was as follows:

Ordinary Income
Vident International Equity Fund	$10,674,311
Vident Core US Equity Fund	$556,795

NOTE 8 – RESULTS OF SHAREHOLDER MEETINGS

A Special Meeting of Shareholders of the Funds were held on January 21, 2015 and March 26, 2015 at the offices of U.S. Bancorp Fund Services, LLC, 615 East Michigan Avenue, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Fund at the close of business on December 29, 2015. At the Special Meeting, shareholders were asked to approve the following proposals, and the tabulation of the shareholder votes rendered the following results:

Proposal	Votes For	Votes Against	Abstained

Vident Core U.S. Equity Fund

To approve a new Sub-Advisory Agreement
between Exchange Traded Concepts, LLC
and Vident Investment Advisory, LLC.	9,434,040	381	298

To approve a new Investment Advisory
Agreement between Exchange Traded
Concepts, LLC and the ETF Series
Solutions Trust, on behalf of the Fund,
to enable Exchange Traded Concepts, LLC
to continue serving as the Fund’s
investment adviser following the
anticipated change in control of Exchange
Traded Concepts, LLC.	9,434,040	381	298

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited) (Continued)

Proposal	Votes For	Votes Against	Abstained

To approve a new Sub-Advisory Agreement
between Exchange Traded Concepts, LLC
and Vident Investment Advisory, LLC to
enable Vident Investment Advisory, LLC to
continue serving as the Fund’s sub-adviser
following the anticipated change in control
of Exchange Traded Concepts, LLC.	9,434,040	381	298

To approve a “manager of managers”
arrangement for the Fund that would grant
the Fund and Exchange Traded Concepts,
LLC greater flexibility with respect to
changing sub-advisory arrangements
without shareholder approval.	9,434,040	381	298

To elect one Trustee to serve until his
successor is elected and qualified.	9,464,406	—	2,546

Vident International Equity Fund

To approve a new Investment Advisory
Agreement between Exchange Traded
Concepts, LLC and the ETF Series
Solutions Trust, on behalf of the Fund.	25,996,630	1,007	—

To approve a new Sub-Advisory Agreement
between Exchange Traded Concepts, LLC
and Vident Investment Advisory, LLC.	25,996,630	1,007	—

To approve a “manager of managers”
arrangement that would grant the Fund
and Exchange Traded Concepts, LLC
greater flexibility to change sub-advisory
arrangements without shareholder
approval, subject to prior approval by
the Board of Trustees.	25,996,630	1,007	—

To elect one Trustee to serve until his
successor is elected and qualified.	29,640,990	165	—

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited) (Continued)

Proposal	Votes For	Votes Against	Abstained

Vident Core U.S. Bond Strategy ETF

To approve a new Investment Advisory
Agreement between Exchange Traded
Concepts, LLC and the ETF Series
Solutions Trust, on behalf of the Fund.	6,801,838	—	207

To approve a new Sub-Advisory Agreement
between Exchange Traded Concepts, LLC
and Vident Investment Advisory, LLC.	6,801,838	—	207

To approve a “manager of managers”
arrangement that would grant the Fund
and Exchange Traded Concepts, LLC
greater flexibility to change sub-advisory
arrangements without shareholder
approval, subject to prior approval by
the Board of Trustees.	6,767,025	—	—

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS
AND BOARD CONSIDERATION (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at meetings held on November 17, 2014, December 23, 2014, and February 19, 2015 (together, the “Meetings”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•
at a meeting held on December 23, 2014, the Interim Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of each of the Vident Core U.S. Equity Fund (“Vident U.S.”), Vident International Equity Fund (“Vident International”), and Vident Core U.S. Bond Strategy ETF (“Vident Bond”) (each a “Fund”);

•
at a meeting held on December 23, 2014, the Advisory Agreement (together with the Interim Advisory Agreement, the “Advisory Agreements”) between the Adviser and the Trust, on behalf of each of the Funds;

•
at a meeting held on November 17, 2014, the first Interim Sub-Advisory Agreement between the Adviser, the Trust, on behalf of Vident U.S., and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”);

•	at a meeting held on December 23, 2014, the second Interim Sub-Advisory Agreement between the Adviser, the Trust, on behalf of Vident U.S., and VIA;
•
at a meeting held on December 23, 2014, the Interim Sub-Advisory Agreement between the Adviser, the Trust, on behalf of each of Vident International and Vident Bond, and Mellon Capital Management Corporation (“MCM”); and

•	at meetings held on November 17, 2014 and February 19, 2015, the Sub-Advisory Agreement between the Adviser, the Trust, on behalf of each of the Funds, and VIA.

Prior to each applicable Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser, VIA, and MCM regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Funds by the Adviser, to Vident International and Vident Bond by MCM, and to the Funds by VIA; (ii) limited historical performance of Vident International and Vident U.S.; (iii) the Adviser, MCM and VIA’s costs and profits they will realize in providing their services, including any fall-out benefits enjoyed by each firm; (iv) comparative fee and expense data for the Funds; (v) the extent to which the Agreements reflect economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meetings, representatives from the Adviser, MCM and VIA, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser’s, MCM’s and VIA’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser, MCM and VIA

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS
AND BOARD CONSIDERATIONS (Unaudited) (Continued)

provided overviews of their advisory businesses, including investment personnel and investment processes. The Adviser, MCM and VIA separately discussed their experience with exchange-traded funds (“ETFs”). The representatives of MCM and VIA discussed the services to be provided by their firms, which would be responsible for executing purchase and sale transactions in the applicable Funds. The Board then discussed the written materials that it received before the Meetings, the oral presentations and any other information that the Board received at the Meetings, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreements with the Adviser

Nature, Extent and Quality of Services Provided.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, noting that the services to be provided under the Advisory Agreement and Interim Advisory Agreement were identical in all material respects to those services provided under the Funds’ prior advisory agreement. In particular, they noted that the Adviser had served as the Funds’ investment adviser since their applicable inception dates.

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered the Adviser’s experience working with ETFs, including other series of the Trust. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s Chief Compliance Officer and the ownership structure of the firm. The Board also considered its experience with the Adviser providing investment management services to the Funds and other series of the Trust.

The Board also considered other services to be provided to the Funds, such as overseeing the activities of each Fund’s investment sub-adviser, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser.

Historical Performance.  The Board then considered the past performance of the Funds. The Board also considered that the Advisory Agreements do not alter the current allocation of responsibilities between the Adviser and each sub-adviser, and that each sub-adviser will continue to furnish an investment program in respect of, make investment decisions for, and place all orders for the purchase and sale of securities for each applicable Fund’s investment portfolio, subject to oversight of the Board and the

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS
AND BOARD CONSIDERATIONS (Unaudited) (Continued)

Adviser. The Board noted that the distinctive indexed investment objective of each of the Funds made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Fund achieved its objective as a passively-managed index fund.

Costs of Services Provided and Economies of Scale.

Vident International:  The Board reviewed the advisory fee to be paid to the Adviser for its services to Vident International under the Advisory Agreements and noted that at the time the current Investment Advisory Agreement was last approved by the Board with respect to the Fund, the Fund’s total expense ratio was slightly higher than that of the median expense ratio for peer funds in the universe of Foreign Large Blend and Diversified Emerging Market ETFs reported by Morningstar. The Board further recalled that the Adviser had recently agreed to permanently reduce the advisory fee to 0.68%, effective March 1, 2015, which would move the Fund’s expense ratio from the fourth quartile to the third quartile and closer to the median and average for the peer group.

Vident U.S.:  The Board reviewed the advisory fee to be paid to the Adviser for its services to Vident U.S. under the Advisory Agreements and noted that at the time the current Investment Advisory Agreement was last approved by the Board, the Fund’s total expense ratio was higher than that of the average expense ratio for peer funds in the universe of Large Blend ETFs reported by Morningstar. However, the Board noted that the peer group average was skewed lower by a small number of significantly larger funds.

Vident Bond:  The Board reviewed the advisory fee to be paid to the Adviser for its services to Vident Bond under the Advisory Agreements and noted that at the time the current Investment Advisory Agreement was approved by the Board, the Fund’s total expense ratio was higher than the average and median expense ratio for peer funds in the universe of U.S. fixed-income ETFs reported by Morningstar, but within the full range of expense ratios for such peer funds.

The Board took into consideration that the advisory fee for each of the Funds was a “unified fee,” meaning that the Funds would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds and their sponsor, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Funds.

The Board determined that the Adviser is likely to realize economies of scale in managing the Funds as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary fee, such economies of scale are

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS
AND BOARD CONSIDERATIONS (Unaudited) (Continued)

currently shared with Fund shareholders, although the Board intends to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement and Interim Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement and Interim Advisory Agreement, including the compensation payable under the agreements, were fair and reasonable to each of the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement and Interim Advisory Agreement was in the best interests of each of the Funds and their shareholders.

Approval of the Sub-Advisory Agreements with VIA

Nature, Extent and Quality of Services Provided.  The Board considered the Sub-Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, including the qualifications, experience and responsibilities of the portfolio manager(s) for the applicable Funds. The Board noted that the services to be provided under the Sub-Advisory Agreement and, with respect to Vident U.S., each interim sub-advisory agreement, were identical in all material respects to those services provided under (i) the prior sub-advisory agreement for Vident U.S. with Index Management Solutions, LLC and (ii) the prior sub-advisory agreement for Vident International and Vident Bond with MCM. With respect to Vident U.S., the Board noted, in particular, that the Fund’s portfolio manager had generally managed the Fund since its inception with the Fund’s previous sub-adviser, which would enable continuity of Fund management.

In considering the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance infrastructure and the determination of the Trust’s Chief Compliance Officer that the Sub-Adviser has appropriate compliance policies and procedures in place. The Board noted that it had previously received a copy of the Sub-Adviser’s registration form (“Form ADV”), as well as the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff. At the November 17, 2014 meeting, the Board noted that, although the Sub-Adviser did not manage any other accounts as of the date of the meeting, the Sub-Adviser would benefit from Ms. Denise Krisko’s experience managing Vident U.S.

In addition to the information provided to the Board by VIA prior to the November 17 and December 23, 2014 meetings, VIA provided the Board with information about new personnel on the Sub-Adviser’s portfolio management team, including their background and experience, prior to the February 19, 2015 meeting. The Board noted that the Funds, and Vident International and Vident Bond, in particular, would benefit from the particular international equity and fixed income expertise of the new personnel.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS
AND BOARD CONSIDERATIONS (Unaudited) (Continued)

After discussion, the Independent Trustees concluded at each meeting that the Sub-Adviser has the appropriate personnel and compliance policies and procedures to perform its duties under the applicable Sub-Advisory Agreement and Interim Sub-Advisory Agreements and that the nature, overall quality, cost and extent of such services was expected to continue to be satisfactory.

Historical Performance.  The Board then considered the past performance of the Funds.

Vident U.S.:  The Board noted that the Sub-Adviser had not previously managed Vident U.S.; however, because the Sub-Adviser’s portfolio manager for the Fund had been primarily responsible for the day-to-day management of the Fund from its inception until November 2014, the performance of the Fund during that period reflected on the Sub-Adviser’s portfolio management abilities. The Board noted that, because the Fund is designed to track the performance of an index not managed by the Sub-Adviser’s portfolio manager, the relevant performance of the Fund was the extent to which the Fund tracked the returns of its underlying index, excluding the Fund’s fees and expenses. The Board noted that, for the since inception period ended September 30, 2014, the Fund outperformed its underlying index by approximately 0.51%. However, the Board noted that such performance represented a very short period of time that included the launch of the Fund and significant growth in Fund assets and consequently, past performance was not a significant factor in their determination.

Vident International & Vident Bond:  The Board noted that the Sub-Adviser had not previously managed Vident International and Vident Bond, and consequently, the Funds’ historical performance was not relevant to their determination.

Costs of Services Provided and Economies of Scale.  The Board reviewed the advisory fees to be paid by the Adviser to VIA for its services to the Funds under the Sub-Advisory Agreement and Interim Sub-Advisory Agreements.

Vident U.S.:  The Board considered that the fees to be paid to VIA would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and VIA. The Board noted that the fees paid to VIA with respect to Vident U.S. under the Sub-Advisory Agreement were higher than the fees paid by the Adviser to the Fund’s previous sub-adviser, although the increased fee would not affect Fund shareholders because it would be paid by the Adviser and not by the Fund.

Vident International & Vident Bond:  The Board considered that the fees to be paid to VIA would be paid by the Adviser from the fee the Adviser received from each of Vident International and Vident Bond and noted that the fees reflected an arm’s-length negotiation between the Adviser and VIA. The Board also noted that the asset-based fees paid to VIA under the Sub-Advisory Agreement for the Funds were the same as the fees paid by the Adviser to the Funds’ previous sub-adviser.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS
AND BOARD CONSIDERATIONS (Unaudited) (Continued)

The Board further determined that the fees reflected an appropriate allocation of the advisory fees paid to the Adviser given the work performed by each firm. The Board concluded that the proposed sub-advisory fees were reasonable.

The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser and its affiliates from VIA’s relationship with the Funds, taking into account the Sub-Adviser’s expected profitability.

The Board recognized that the Sub-Adviser is likely to realize economies of scale in managing the Funds as assets grow in size. However, it was the consensus of the Board that based on the current size of the Funds, economies had not been reached at this time and the matter of economies of scale would be revisited as each Fund’s size increases.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement and Interim Sub-Advisory Agreements at the applicable meeting(s); rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement and Interim Sub-Advisory Agreements, including the compensation payable under the agreements, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement and Interim Sub-Advisory Agreements was in the best interests of each of the Funds and their shareholders.

Approval of the Interim Sub-Advisory Agreement with MCM

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services to be provided under the Interim Sub-Advisory Agreement, noting that the services to be provided under the Interim Sub-Advisory Agreement were identical in all material respects to those services provided under the current Sub-Advisory Agreement among MCM, ETC and the Trust on behalf of Vident International and Vident Bond. In particular, they noted that MCM had served as the sub-adviser for each of the Funds since their respective inceptions.

In considering the nature, extent and quality of the services provided by MCM, the Board considered the quality of MCM’s compliance infrastructure and past reports from the Trust’s CCO. The Board also considered MCM’s experience working with ETFs, including each of the Funds. The Board noted that it had previously received and reviewed a copy of MCM’s registration form (“Form ADV”), as well as the response of MCM to a detailed series of questions that included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of each of the Funds. The Board also noted that an affiliate of MCM serves as the securities lending agent for Vident International and that such affiliate is separately compensated for providing such securities lending services.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS
AND BOARD CONSIDERATIONS (Unaudited) (Continued)

The Board also considered other services to be provided to the Funds, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.

Historical Performance.  The Board considered information regarding each of Vident International and Vident Bond’s performance and noted that, because each Fund is designed to track the performance of an index managed by a third-party that is not affiliated with MCM, the relevant performance of each Fund was the extent to which the Fund tracked the returns of its underlying index, excluding the Fund’s fees and expenses.

Vident International:  The Board noted that, as of June 30, 2014, for the since inception, year-to-date, 3-month and 1-month periods, the Fund trailed its underlying index by less than 1.00%, which the Board determined to be reasonable given the size and nature of the Fund’s portfolio. The Board also noted that it had previously considered an attribution analysis prepared by MCM showing the geographic characteristics of the Fund relative to its underlying index.

Vident Bond:  The Board noted that Vident Bond had been operational for less than three months, which was too short a time period to assess the Fund’s performance.

Costs of Services Provided and Economies of Scale.  The Board reviewed the advisory fees to be paid by the Adviser to MCM for its services to Vident International and Vident Bond under the Interim Sub-Advisory Agreement. The Board considered that the fees paid to MCM were paid by the Adviser from the unified fee the Adviser received from each Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and MCM. The Board also noted that the fees paid to MCM with respect to each of the Funds were within the range of fees generally charged by MCM to its other clients with similar index strategies. The Board concluded that the sub-advisory fees were reasonable. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm.

The Board also evaluated the compensation and benefits received by MCM from its relationship with each of the Funds, taking into account the prior information the Board had received regarding MCM’s profitability with respect to Vident International and an analysis of MCM’s anticipated profitability with respect to Vident Bond.

The Board recognized that MCM is likely to realize economies of scale in managing each of Vident International and Vident Bond as assets grow in size. The Board noted, however, that the Adviser is responsible for compensating MCM and that the Board had

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS
AND BOARD CONSIDERATIONS (Unaudited) (Continued)

previously determined that economies of scale are shared with Fund shareholders through the Fund’s unified fee arrangement with the Adviser. The Board noted that it intends to monitor fees as the Funds grow in size and will continue to assess whether economies of scale are appropriately shared with the Funds.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Interim Sub-Advisory Agreement at the December 23, 2014 meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Interim Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each of Vident International and Vident Bond. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Interim Sub-Advisory Agreement was in the best interests of each of the Funds and their shareholders.

VIDENT FUNDS

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Closing Price vs. NAV

The following Frequency Distribution of The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Funds were at a premium or discount to their daily net asset value (NAV). The chart presented represents past performance and cannot be used to predict future results.

	Vident		Vident
	International		Core US
	Equity Fund		Equity Fund
	Period Ended		Period Ended
	February 28, 2015		February 28, 2015
	Number of	% of Total	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days	Trading Days	Trade Days
1.00% to more	5	4.0%	0	0.0%
0.75% to 0.999%	16	12.9%	0	0.0%
0.50% to 0.749%	33	26.6%	1	0.8%
0.25% to 0.499%	29	23.4%	14	11.3%
0.00% to 0.249%	15	12.1%	68	54.8%
-0.001% to -0.249%	8	6.5%	40	32.3%
-0.25% to -0.499%	9	7.3%	1	0.8%
-0.50% to -0.749%	7	5.6%	0	0.0%
-0.75% to -0.999%	2	1.6%	0	0.0%
-1.00% to -1.2499%	0	0.0%	0	0.0%
	124	100.0%	124	100.0%

VIDENT FUNDS

EXPENSE EXAMPLE
For the Periods Ended February 28, 2015 (Unaudited)

As a shareholder of Vident International Equity Fund, Vident Core US Equity Fund, and Vident Core US Bond Strategy Fund (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 – February 28, 2015).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

VIDENT FUNDS

EXPENSE EXAMPLE
For the Periods Ended February 28, 2015 (Unaudited) (Continued)

Vident International Equity Fund
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	September 1 , 2014	February 28, 2015	During the Period^
Actual	$1,000	$ 938	$3.60
Hypothetical (5% annual	$1,000	$1,021	$3.76
return before expenses)

Vident Core US Equity Fund
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	September 1, 2014	February 28, 2015	During the Period^
Actual	$1,000	$1,033	$2.77
Hypothetical (5% annual	$1,000	$1,022	$2.76
return before expenses)

Vident Core US Bond Strategy Fund
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 15, 2014*	February 28, 2015	During the Period#
Actual	$1,000	$1,006	$1.69
Hypothetical (5% annual	$1,000	$1,017	$1.70
return before expenses)

^
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 181/365 to reflect the period.

#
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 137/365 to reflect the period.

*	Fund commencement.

VIDENT FUNDS

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntfinancialsolutions.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntfinancialsolutions.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

VIDENT FUNDS

PRIVACY POLICY
(Unaudited)

Each Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of any Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, Oklahoma  73013

Sub-Adviser
Vident Investment Advisory, LLC
89 Headquarters Plaza, North Tower, Suite 334
Morristown, New Jersey  07960

Index Provider
Vident Financial, LLC
300 Colonial Center Pkwy, Suite 150
Atlanta, Georgia  30076

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC  20006-1806

Vident International Equity Fund	Vident Core US Equity Fund
Symbol – VIDI	Symbol – VUSE
CUSIP – 26922A404	CUSIP – 26922A503

Vident Core US Bond Strategy Fund
Symbol – VBND
CUSIP – 26922A602

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title           /s/ Paul R. Fearday
Paul R. Fearday, President

Date     5/1/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Paul R. Fearday
 Paul R. Fearday, President (Principal Executive Officer)

Date     5/1/15

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (Principal Financial Officer)

Date     5/1/15

* Print the name and title of each signing officer under his or her signature.